UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-06722


                                  Forward Funds
                                  -------------
               (Exact name of registrant as specified in charter)


           433 California Street, 11th Floor, San Francisco, CA 94104
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                J. Alan Reid, Jr.
                        433 California Street, 11th Floor
                         San Francisco, California 94104
                         -------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 999-6809
                                                    --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period: September 30, 2008
                          ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1 - SCHEDULE OF INVESTMENTS.

         The Schedule of Investments of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Total Return Fund, the Accessor Strategic Alternatives, the Accessor High Yield Bond Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation, the Accessor Balanced Allocation, the Accessor Growth & Income Allocation, the Accessor Growth Allocation and the Accessor Aggressive Growth Allocation Fund are included herewith.



                                                       ACCESSOR GROWTH FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                          SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (95.4%)
AEROSPACE & DEFENSE (5.0%)
Boeing                                                                                                 8,700            $   498,945
Goodrich                                                                                              10,600                440,960
Honeywell International                                                                               18,400                764,520
L-3 Communications Holdings - Class 3                                                                  8,900                875,048
Lockheed Martin                                                                                       21,400              2,346,938
United Technologies                                                                                   11,300                678,678
                                                                                                                        -----------
                                                                                                                          5,605,089
BEVERAGES (3.0%)
Anheuser-Busch                                                                                        14,700                953,736
Coca-Cola Company                                                                                      8,700                460,056
PepsiCo                                                                                               27,700              1,974,179
                                                                                                                        -----------
                                                                                                                          3,387,971
BIOTECHNOLOGY (3.1%)
Amgen *                                                                                               23,600              1,398,772
Biogen Idec *                                                                                         10,800                543,132
Celgene *                                                                                             18,600              1,177,008
Cephalon *                                                                                             5,000                387,450
                                                                                                                        -----------
                                                                                                                          3,506,362
CHEMICALS (1.0%)
Intrepid Potash *                                                                                     13,400                403,876
Monsanto                                                                                               7,300                722,554
                                                                                                                        -----------
                                                                                                                          1,126,430
COMMERCIAL SERVICES & SUPPLIES (0.7%)
Brink's                                                                                                5,200                317,304
Corporate Executive Board                                                                             16,100                503,125
                                                                                                                        -----------
                                                                                                                            820,429
COMMUNICATIONS EQUIPMENT (3.8%)
Cisco Systems *                                                                                      105,100              2,371,056
F5 Networks *                                                                                         13,200                308,616
Juniper Networks *                                                                                    27,300                575,211
QUALCOMM                                                                                              23,800              1,022,686
                                                                                                                        -----------
                                                                                                                          4,277,569
COMPUTERS & PERIPHERALS (7.8%)
Apple Computer *                                                                                      14,000              1,591,240
Dell *                                                                                                33,400                550,432
Hewlett-Packard                                                                                       61,800              2,857,632
International Business Machines                                                                       18,800              2,198,848
Lexmark International - Class A *                                                                     18,900                615,573
NetApp *                                                                                              11,900                216,937
QLogic *                                                                                              43,300                665,088
                                                                                                                        -----------
                                                                                                                          8,695,750


                                                       ACCESSOR GROWTH FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                          SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                                                                                 14,700            $   818,790
                                                                                                                        -----------

CONSUMER FINANCE (0.4%)
American Express                                                                                      12,500                442,875
                                                                                                                        -----------

CONTAINERS & PACKAGING (0.6%)
Packaging Corp of America                                                                             30,600                709,308
                                                                                                                        -----------

DIVERSIFIED CONSUMER SERVICES (0.9%)
Apollo Group - Class A *                                                                               9,300                551,490
H&R Block                                                                                             20,800                473,200
                                                                                                                        -----------
                                                                                                                          1,024,690
DIVERSIFIED FINANCIAL SERVICES (0.8%)
IntercontinentalExchange *                                                                             7,000                564,760
Nasdaq OMX Group *                                                                                    10,100                308,757
                                                                                                                        -----------
                                                                                                                            873,517
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Jabil Circuit                                                                                         24,100                229,914
                                                                                                                        -----------

ENERGY EQUIPMENT & SERVICES (3.5%)
ENSCO International                                                                                   19,100              1,100,733
Schlumberger                                                                                          30,800              2,405,172
Unit *                                                                                                 7,700                383,614
                                                                                                                        -----------
                                                                                                                          3,889,519
FOOD & STAPLES RETAILING (2.7%)
Kroger                                                                                                36,800              1,011,264
Wal-Mart Stores                                                                                       33,100              1,982,359
                                                                                                                        -----------
                                                                                                                          2,993,623
FOOD PRODUCTS (2.2%)
General Mills                                                                                         31,300              2,150,936
Tyson Foods - Class A                                                                                 21,300                254,322
                                                                                                                        -----------
                                                                                                                          2,405,258
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Baxter International                                                                                  32,000              2,100,160
Boston Scientific *                                                                                   49,800                611,046
Medtronic                                                                                             27,700              1,387,770
                                                                                                                        -----------
                                                                                                                          4,098,976
HEALTH CARE PROVIDERS & SERVICES (1.2%)
Express Scripts - Class A *                                                                            5,500                406,010
IMS Health                                                                                            13,800                260,958
Omnicare                                                                                              14,000                402,780
WellPoint Inc. *                                                                                       6,000                280,620
                                                                                                                        -----------
                                                                                                                          1,350,368


                                                       ACCESSOR GROWTH FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                          SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
McDonald's                                                                                            25,500            $ 1,573,350
Yum! Brands                                                                                            9,700                316,317
                                                                                                                        -----------
                                                                                                                          1,889,667
HOUSEHOLD PRODUCTS (2.7%)
Procter & Gamble                                                                                      43,000              2,996,670
                                                                                                                        -----------

INSURANCE (2.7%)
Aflac                                                                                                 27,000              1,586,250
Progressive                                                                                           56,500                983,100
Torchmark                                                                                              7,400                442,520
                                                                                                                        -----------
                                                                                                                          3,011,870
INTERNET SOFTWARE & SERVICES (2.6%)
eBay *                                                                                                57,300              1,282,374
Google - Class A *                                                                                     4,100              1,642,132
                                                                                                                        -----------
                                                                                                                          2,924,506
IT SERVICES (0.2%)
Mastercard - Class A                                                                                   1,500                265,995
                                                                                                                        -----------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Thermo Fisher Scientific *                                                                            21,700              1,193,500
                                                                                                                        -----------

MACHINERY (0.5%)
Caterpillar                                                                                            4,600                274,160
Cummins                                                                                                6,000                262,320
                                                                                                                        -----------
                                                                                                                            536,480
MEDIA (1.5%)
Walt Disney                                                                                           56,300              1,727,847
                                                                                                                        -----------

METALS & MINING (0.9%)
AK Steel Holding                                                                                      13,900                360,288
Freeport-McMoRan Copper & Gold                                                                        10,300                585,555
                                                                                                                        -----------
                                                                                                                            945,843
MULTI-LINE RETAIL (0.7%)
Big Lots *                                                                                            11,200                311,696
Family Dollar Stores                                                                                  19,400                459,780
                                                                                                                        -----------
                                                                                                                            771,476
OFFICE ELECTRONICS (0.2%)
Xerox                                                                                                 21,500                247,895
                                                                                                                        -----------

OIL, GAS & CONSUMABLE FUELS (18.1%)
Apache                                                                                                 9,900              1,032,372
ChevronTexaco                                                                                         38,800              3,200,224
ConocoPhillips                                                                                        40,700              2,981,275


                                                       ACCESSOR GROWTH FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                          SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - CONTINUED
Consol Energy                                                                                          3,700            $   169,793
Devon Energy                                                                                          14,700              1,340,640
Exxon Mobil                                                                                          111,700              8,674,622
Occidental Petroleum                                                                                  16,400              1,155,380
Williams Cos                                                                                          33,900                801,735
XTO Energy                                                                                            18,200                846,664
                                                                                                                        -----------
                                                                                                                         20,202,705
PERSONAL PRODUCTS (0.6%)
Herbalife Ltd.                                                                                        16,600                656,032
                                                                                                                        -----------

PHARMACEUTICALS (4.6%)
Abbott Laboratories                                                                                    6,400                368,512
Johnson & Johnson                                                                                     47,700              3,304,656
Watson Pharmaceuticals *                                                                              50,200              1,430,700
                                                                                                                        -----------
                                                                                                                          5,103,868
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Broadcom - Class A *                                                                                  12,600                234,738
Intel                                                                                                 48,100                900,913
Nvidia *                                                                                              29,800                319,158
                                                                                                                        -----------
                                                                                                                          1,454,809
SOFTWARE (10.3%)
Adobe Systems *                                                                                       48,900              1,930,083
CA                                                                                                    78,000              1,556,880
Microsoft                                                                                            184,100              4,913,629
Oracle *                                                                                             104,300              2,118,333
Symantec *                                                                                            50,100                980,958
                                                                                                                        -----------
                                                                                                                         11,499,883
SPECIALTY RETAIL (3.5%)
Autozone *                                                                                            14,800              1,825,432
GameStop - Class A *                                                                                   9,600                328,416
RadioShack                                                                                            34,300                592,704
Tiffany                                                                                                8,100                287,712
TJX                                                                                                   28,900                882,028
                                                                                                                        -----------
                                                                                                                          3,916,292
THRIFTS & MORTGAGE FINANCE (0.9%)
Capitol Federal Financial                                                                             14,800                656,084
Hudson City Bancorp                                                                                   20,700                381,915
                                                                                                                        -----------
                                                                                                                          1,037,999

TOTAL COMMON STOCKS (IDENTIFIED COST $113,281,786)                                                                      106,639,775
                                                                                                                        -----------


                                                       ACCESSOR GROWTH FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                          SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------


EXCHANGE TRADED FUND (3.9%)
iShares S&P 500 Growth Index                                                                         76,800            $  4,360,704
                                                                                                                       ------------

TOTAL EXCHANGE TRADED FUND (IDENTIFIED COST $4,800,734)                                                                   4,360,704
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.9%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $998,039
collateralized by a U.S. Government Agency)(1)                    1.410%         10/01/2008      $  998,000                 998,000
                                                                                                                       ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $998,000)                                                                     998,000
                                                                                                                       ------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $119,080,520)(2)                                                            111,998,479

TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                                (240,303)
                                                                                                                       ------------
TOTAL NET ASSETS (100.0%)                                                                                              $111,758,176
                                                                                                                       ============

 *      NON-INCOME PRODUCING SECURITY.
(1)     SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)     SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (98.2%)
AEROSPACE & DEFENSE (2.6%)
Honeywell International                                                                            17,200               $   714,660
L-3 Communications Holdings - Class 3                                                              11,300                 1,111,016
Northrop Grumman                                                                                   13,140                   795,496
                                                                                                                        -----------
                                                                                                                          2,621,172
AIRLINES (1.3%)
AMR *                                                                                              21,700                   213,094
Continental Airlines - Class B *                                                                    6,700                   111,756
Hawaiian Holdings *                                                                                43,600                   404,608
Skywest                                                                                             4,100                    65,518
UAL                                                                                                55,400                   486,966
                                                                                                                        -----------
                                                                                                                          1,281,942
AUTO COMPONENTS (0.8%)
Autoliv                                                                                            13,100                   442,125
Exide Technologies *                                                                                6,999                    51,653
Lear *                                                                                             12,500                   131,250
Standard Motor Products                                                                             7,079                    44,031
TRW Automotive Holdings *                                                                           6,200                    98,642
                                                                                                                        -----------
                                                                                                                            767,701
BIOTECHNOLOGY (0.3%)
Amgen *                                                                                             4,100                   243,007
Repligen *                                                                                         19,583                    92,236
                                                                                                                        -----------
                                                                                                                            335,243
BUILDING PRODUCTS (0.1%)
Gibraltar Industries                                                                                2,900                    54,259
Griffon *                                                                                           4,300                    38,786
Trex *                                                                                              2,800                    50,708
                                                                                                                        -----------
                                                                                                                            143,753
CAPITAL MARKETS (8.1%)
Bank of New York Mellon                                                                            51,300                 1,671,354
Evercore Partners - Class A                                                                         6,177                   111,062
Goldman Sachs                                                                                       3,600                   460,800
Lehman Brothers Holdings                                                                            9,300                     2,000
Morgan Stanley                                                                                     43,300                   995,900
Northern Trust                                                                                     30,800                 2,223,760
State Street                                                                                       46,500                 2,644,920
                                                                                                                        -----------
                                                                                                                          8,109,796
CHEMICALS (0.6%)
CF Industries Holdings                                                                                800                    73,168
Innophos Holdings                                                                                   2,135                    52,051
Mosaic                                                                                              6,404                   435,600
                                                                                                                        -----------
                                                                                                                            560,819


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
National Penn Bancshares                                                                           24,300               $   354,780
PNC Financial Services Group                                                                        1,500                   112,050
Republic Bancorp - Class A                                                                          8,800                   266,816
Wachovia                                                                                           21,900                    76,650
Wells Fargo                                                                                        34,000                 1,276,020
                                                                                                                        -----------
                                                                                                                          2,086,316
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Industries *                                                                           9,000                    99,990
ICF International *                                                                                 3,300                    65,175
North American Galvanizing & Coating *                                                              5,333                    27,198
PRG-Schultz International *                                                                         3,300                    29,568
                                                                                                                        -----------
                                                                                                                            221,931
COMMUNICATIONS EQUIPMENT (0.7%)
Avocent *                                                                                          11,200                   229,152
Juniper Networks *                                                                                 18,300                   385,581
Utstarcom *                                                                                        35,400                   119,298
                                                                                                                        -----------
                                                                                                                            734,031
COMPUTERS & PERIPHERALS (5.6%)
Adaptec *                                                                                          22,679                    74,387
Hewlett-Packard                                                                                    71,860                 3,322,806
International Business Machines                                                                    14,900                 1,742,704
Lexmark International - Class A *                                                                  14,900                   485,293
QLogic *                                                                                            2,654                    40,766
                                                                                                                        -----------
                                                                                                                          5,665,956
CONSTRUCTION & ENGINEERING (0.7%)
Argan *                                                                                               500                     7,740
Fluor                                                                                               9,700                   540,290
Perini *                                                                                            4,400                   113,476
                                                                                                                        -----------
                                                                                                                            661,506
CONSUMER FINANCE (1.6%)
Advanta - Class B                                                                                   9,500                    78,185
CompuCredit *                                                                                       8,800                    34,496
Discover Financial Services                                                                       102,900                 1,422,078
Nelnet - Class A                                                                                    2,100                    29,820
                                                                                                                        -----------
                                                                                                                          1,564,579
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America                                                                                    42,800                 1,498,000
CIT Group                                                                                          18,000                   125,280
Interactive Brokers Group - Class A *                                                               1,714                    37,999
JP Morgan Chase                                                                                    62,810                 2,933,227
PHH *                                                                                               7,869                   104,579
                                                                                                                        -----------
                                                                                                                          4,699,085


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.9%)
AT&T                                                                                              137,100               $ 3,827,832
CenturyTel                                                                                         20,100                   736,665
Embarq                                                                                              8,200                   332,510
Verizon Communications                                                                             64,300                 2,063,387
                                                                                                                        -----------
                                                                                                                          6,960,394
ELECTRIC UTILITIES (4.1%)
American Electric Power                                                                             5,300                   196,259
Duke Energy                                                                                        59,700                 1,040,571
Edison International                                                                                  600                    23,940
FirstEnergy                                                                                        41,440                 2,776,066
Southern                                                                                            2,900                   109,301
                                                                                                                        -----------
                                                                                                                          4,146,137
ELECTRICAL EQUIPMENT (0.3%)
GrafTech International Ltd. *                                                                      19,765                   298,649
                                                                                                                        -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Jabil Circuit                                                                                      29,400                   280,476
Sanmina-SCI *                                                                                      36,397                    50,956
TTM Technologies *                                                                                  6,900                    68,448
                                                                                                                        -----------
                                                                                                                            399,880
FOOD & STAPLES RETAILING (6.0%)
Kroger                                                                                             86,520                 2,377,570
Safeway                                                                                            32,900                   780,388
Wal-Mart Stores                                                                                    48,300                 2,892,687
                                                                                                                        -----------
                                                                                                                          6,050,645
FOOD PRODUCTS (0.4%)
American Italian Pasta - Class A *                                                                  5,900                    97,940
Bunge Ltd.                                                                                          2,092                   132,173
Fresh Del Monte Produce *                                                                           3,986                    88,489
Omega Protein *                                                                                     3,000                    35,280
Overhill Farms *                                                                                    4,389                    22,603
Tyson Foods - Class A                                                                               1,700                    20,298
                                                                                                                        -----------
                                                                                                                            396,783
HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Cyberonics *                                                                                        4,200                    71,400
Kinetic Concepts *                                                                                    100                     2,859
                                                                                                                        -----------
                                                                                                                             74,259
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aetna                                                                                               3,600                   129,996
Cigna                                                                                              53,600                 1,821,328
LifePoint Hospitals *                                                                               4,700                   151,058
WellPoint Inc. *                                                                                   23,800                 1,113,126
                                                                                                                        -----------
                                                                                                                          3,215,508


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.3%)
Bob Evans Farms                                                                                     2,500               $    68,225
Cedar Fair LP(1)                                                                                    6,200                   128,402
Krispy Kreme Doughnuts *                                                                           17,300                    57,090
McDonald's                                                                                         50,030                 3,086,851
Ruby Tuesday *                                                                                      4,700                    27,213
                                                                                                                        -----------
                                                                                                                          3,367,781
HOUSEHOLD DURABLES (0.4%)
Leggett & Platt                                                                                    19,200                   418,368
                                                                                                                        -----------

HOUSEHOLD PRODUCTS (0.9%)
Procter & Gamble                                                                                   12,500                   871,125
                                                                                                                        -----------

INDUSTRIAL CONGLOMERATES (2.5%)
General Electric                                                                                   99,200                 2,529,600
                                                                                                                        -----------

INSURANCE (7.7%)
ACE Ltd.                                                                                           47,028                 2,545,626
Aspen Insurance Holdings Ltd.                                                                       3,938                   108,295
Axis Capital Holdings Ltd.                                                                         30,290                   960,496
Hartford Financial Services Group                                                                  24,190                   991,548
Life Partners Holdings                                                                              1,200                    43,164
Platinum Underwriters Holdings Ltd.                                                                 2,172                    77,062
Travelers                                                                                          27,000                 1,220,400
Unum Group                                                                                         19,600                   491,960
XL Capital Ltd. - Class A                                                                          74,318                 1,333,265
                                                                                                                        -----------
                                                                                                                          7,771,816
INTERNET SOFTWARE & SERVICES (0.3%)
Earthlink *                                                                                        13,036                   110,806
United Online                                                                                      23,400                   220,194
                                                                                                                        -----------
                                                                                                                            331,000
IT SERVICES (0.3%)
Convergys *                                                                                         7,500                   110,850
Visa - Class A                                                                                      3,982                   244,455
                                                                                                                        -----------
                                                                                                                            355,305
LEISURE EQUIPMENT & PRODUCTS (0.0%)
Hasbro                                                                                              1,200                    41,664
                                                                                                                        -----------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Life Sciences Research *                                                                            1,762                    61,670
                                                                                                                        -----------

MACHINERY (1.5%)
Parker Hannifin                                                                                    27,900                 1,478,700
Tecumseh Products - Class A *                                                                       1,300                    32,552


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

MACHINERY - CONTINUED
Tecumseh Products - Class B *                                                                       1,600               $    35,888
                                                                                                                        -----------
                                                                                                                          1,547,140
MEDIA (1.2%)
Liberty Media - Capital *                                                                           5,800                    77,604
Walt Disney                                                                                        36,800                 1,129,392
                                                                                                                        -----------
                                                                                                                          1,206,996
METALS & MINING (0.6%)
AK Steel Holding                                                                                    9,100                   235,872
Alcoa                                                                                                 700                    15,806
Freeport-McMoRan Copper & Gold                                                                      2,800                   159,180
Olympic Steel                                                                                         264                     7,785
United States Steel                                                                                 1,800                   139,698
                                                                                                                        -----------
                                                                                                                            558,341
MULTI-LINE RETAIL (0.7%)
Big Lots *                                                                                         13,500                   375,705
Family Dollar Stores                                                                               10,800                   255,960
Macy's                                                                                              2,900                    52,142
                                                                                                                        -----------
                                                                                                                            683,807
MULTI-UTILITIES (0.5%)
Xcel Energy                                                                                        23,900                   477,761
                                                                                                                        -----------

OIL, GAS & CONSUMABLE FUELS (2.6%)
Anadarko Petroleum                                                                                 16,600                   805,266
ChevronTexaco                                                                                      15,200                 1,253,696
Occidental Petroleum                                                                                7,400                   521,330
Vaalco Energy *                                                                                    11,400                    77,976
                                                                                                                        -----------
                                                                                                                          2,658,268
PAPER & FOREST PRODUCTS (1.6%)
International Paper                                                                                61,238                 1,603,211
Mercer International *                                                                              7,600                    27,816
                                                                                                                        -----------
                                                                                                                          1,631,027
PERSONAL PRODUCTS (0.1%)
Parlux Fragrances *                                                                                22,914                   117,778
                                                                                                                        -----------

PHARMACEUTICALS (9.0%)
Depomed *                                                                                          25,696                    93,790
Eli Lilly                                                                                          16,500                   726,495
Johnson & Johnson                                                                                  16,700                 1,156,976
King Pharmaceuticals *                                                                             13,400                   128,372
Pfizer                                                                                            315,500                 5,817,820
Wyeth                                                                                              29,900                 1,104,506
                                                                                                                        -----------
                                                                                                                          9,027,959


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE (0.7%)
Annaly Capital Management                                                                          22,700               $   305,315
Anthracite Capital                                                                                 11,900                    63,784
RAIT Financial Trust                                                                               54,582                   299,655
                                                                                                                        -----------
                                                                                                                            668,754
ROAD & RAIL (3.3%)
Avis Budget Group *                                                                                39,200                   225,008
CSX                                                                                                19,600                 1,069,572
Union Pacific                                                                                      25,100                 1,786,116
Werner Enterprises                                                                                 11,500                   249,665
                                                                                                                        -----------
                                                                                                                          3,330,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Integrated Device Technology *                                                                     24,300                   189,054
Integrated Silicon Solution *                                                                      16,003                    36,967
Intel                                                                                               8,400                   157,332
Zoran *                                                                                            14,600                   119,136
                                                                                                                        -----------
                                                                                                                            502,489
SOFTWARE (0.2%)
Compuware *                                                                                        12,900                   125,001
OpenTV - Class A *                                                                                 36,623                    51,639
                                                                                                                        -----------
                                                                                                                            176,640
SPECIALTY RETAIL (3.8%)
Finish Line - Class A                                                                              14,862                   148,471
Foot Locker                                                                                        33,900                   547,824
GameStop - Class A *                                                                               27,100                   927,091
Gap                                                                                                24,300                   432,054
Ltd. Brands                                                                                        38,300                   663,356
RadioShack                                                                                         15,696                   271,227
Systemax                                                                                            3,500                    49,210
Tiffany                                                                                            18,700                   664,224
Zale *                                                                                              4,300                   107,500
                                                                                                                        -----------
                                                                                                                          3,810,957
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Quiksilver *                                                                                       27,000                   154,980
                                                                                                                        -----------

THRIFTS & MORTGAGE FINANCE (0.3%)
MGIC Investment                                                                                    40,800                   286,824
Washington Mutual                                                                                  25,000                     2,050
                                                                                                                        -----------
                                                                                                                            288,874
TOBACCO (4.6%)
Alliance One International *                                                                       45,100                   171,380
Altria Group                                                                                      135,200                 2,682,368
Philip Morris International                                                                        37,200                 1,789,320
                                                                                                                        -----------
                                                                                                                          4,643,068


                                                        ACCESSOR VALUE FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
United Rentals *                                                                                    5,100               $    77,724
                                                                                                                        -----------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                                                                      58,600                   357,460
                                                                                                                        -----------

TOTAL COMMON STOCKS (IDENTIFIED COST $114,193,807)                                                                       98,664,798
                                                                                                                        -----------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.7%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $1,694,066
collateralized by a U.S. Government Agency Security)(2)           1.410%         10/01/2008      $  1,694,000             1,694,000
                                                                                                                       ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,694,000)                                                                 1,694,000
                                                                                                                       ------------


TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $115,887,807)(3)                                                             100,358,798


TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                                   97,182
                                                                                                                       ------------
TOTAL NET ASSETS (100.0%)                                                                                              $100,455,980
                                                                                                                       ============


 *     NON-INCOME PRODUCING SECURITY.
(1) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT SEPTEMBER 30, 2008, THESE SECURITIES AMOUNTED TO $128,402 OR 0.1% OF NET ASSETS.
(2)    SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3)    SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.2%)
AAR *                                                                                               8,369              $    138,842
Alliant Techsystems *                                                                               5,983                   562,043
Axsys Technologies *                                                                                2,196                   129,432
BE Aerospace *                                                                                      5,654                    89,503
Ceradyne *                                                                                          6,070                   222,526
DRS Technologies                                                                                    2,935                   225,261
Spirit Aerosystems Holdings - Class A *                                                            27,331                   439,209
Teledyne Technologies *                                                                             2,500                   142,900
TransDigm Group *                                                                                  12,378                   423,699
                                                                                                                       ------------
                                                                                                                          2,373,415
AIR FREIGHT & LOGISTICS (0.2%)
FedEx                                                                                               5,092                   402,472
                                                                                                                       ------------

AIRLINES (0.6%)
Northwest Airlines *                                                                                4,297                    38,802
Southwest Airlines                                                                                 76,007                 1,102,862
                                                                                                                       ------------
                                                                                                                          1,141,664
AUTO COMPONENTS (0.4%)
Cooper Tire & Rubber                                                                               19,300                   165,980
Drew Industries *                                                                                   3,360                    57,490
Fuel Systems Solutions *                                                                            2,767                    95,323
Sauer-Danfoss                                                                                       7,879                   194,533
Spartan Motors                                                                                     14,425                    45,871
WABCO Holdings                                                                                      5,620                   199,735
                                                                                                                       ------------
                                                                                                                            758,932
BEVERAGES (0.3%)
Hansen Natural *                                                                                   17,329                   524,202
                                                                                                                       ------------

BIOTECHNOLOGY (3.4%)
Biogen Idec *                                                                                       4,100                   206,189
Cephalon *                                                                                          4,925                   381,638
Cubist Pharmaceuticals *                                                                            6,755                   150,164
Emergent Biosolutions *                                                                            11,599                   151,831
Genentech *                                                                                        24,463                 2,169,379
Genzyme *                                                                                           8,044                   650,679
ImClone Systems *                                                                                   2,500                   156,100
Martek Biosciences                                                                                 21,437                   673,550
Omrix Biopharmaceuticals *                                                                         16,290                   292,243
OSI Pharmaceuticals *                                                                              32,534                 1,603,601
PDL BioPharma                                                                                       8,175                    76,109
                                                                                                                       ------------
                                                                                                                          6,511,483


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Armstrong World Industries                                                                          4,104              $    118,606
                                                                                                                       ------------

CAPITAL MARKETS (2.0%)
AllianceBernstein Holding LP(1)                                                                     7,751                   286,865
BlackRock - Class A                                                                                 1,419                   275,995
Eaton Vance                                                                                        29,982                 1,056,266
FCStone Group *                                                                                    25,700                   462,343
GFI Group                                                                                          16,648                    78,412
Gladstone Capital                                                                                  34,686                   528,615
Hercules Technology Growth Capital                                                                 10,993                   106,632
Investment Technology Group *                                                                       4,508                   137,178
LaBranche *                                                                                        30,316                   136,422
Raymond James Financial                                                                             2,498                    82,384
SWS Group                                                                                          13,886                   279,942
TD Ameritrade Holding *                                                                            17,939                   290,612
US Global Investors - Class A                                                                       5,200                    52,260
                                                                                                                       ------------
                                                                                                                          3,773,926
CHEMICALS (1.7%)
Arch Chemicals                                                                                      8,932                   315,300
Cabot                                                                                              16,737                   531,902
CF Industries Holdings                                                                              2,783                   254,533
FMC                                                                                                14,563                   748,393
OM Group *                                                                                         11,285                   253,912
Terra Industries                                                                                   25,932                   762,401
Terra Nitrogen LP(1)                                                                                  810                    88,978
Zoltek *                                                                                           12,413                   212,386
                                                                                                                       ------------
                                                                                                                          3,167,805
COMMERCIAL BANKS (4.4%)
Bank of Hawaii                                                                                      5,870                   313,752
Commerce Bancshares                                                                                 5,592                   259,469
Cullen                                                                                             37,580                 2,254,800
First Commonwealth Financial                                                                       19,652                   264,712
First Financial Bancorp                                                                             9,400                   137,240
Hancock Holding                                                                                     7,523                   383,673
Independent Bank - MA                                                                              14,326                   446,541
Independent Bank - MI                                                                              10,800                    66,852
Prosperity Bancshares                                                                               6,516                   221,479
Provident Bankshares                                                                               37,800                   367,038
S&T Bancorp                                                                                         3,522                   129,715
Susquehanna Bancshares                                                                              4,869                    95,043
SVB Financial Group *                                                                               5,127                   296,956
UMB Financial                                                                                       7,979                   419,057
Unionbancal                                                                                        19,991                 1,465,140


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS - CONTINUED
Westamerica Bancorporation                                                                         11,191              $    643,818
Wilmington Trust                                                                                   21,297                   613,993
                                                                                                                       ------------
                                                                                                                          8,379,278
COMMERCIAL SERVICES & SUPPLIES (3.6%)
Administaff                                                                                         5,850                   159,237
Advisory Board *                                                                                    8,105                   244,447
Amrep *                                                                                             1,806                    76,592
Brink's                                                                                            18,158                 1,108,001
Clean Harbors *                                                                                     1,675                   113,146
Compx International                                                                                 2,072                    11,417
Copart *                                                                                            4,991                   189,658
Covanta Holding *                                                                                  18,172                   435,038
Dun & Bradstreet                                                                                    3,121                   294,497
FTI Consulting *                                                                                   13,841                   999,874
Fuel Tech *                                                                                         5,426                    98,156
Geo Group *                                                                                        24,874                   502,703
IHS - Class A *                                                                                     6,945                   330,860
Iron Mountain *                                                                                     7,193                   175,581
Mine Safety Appliances                                                                              2,638                   100,561
Robert Half International                                                                           2,200                    54,450
Stericycle *                                                                                        4,800                   282,768
Team *                                                                                              5,297                   191,328
United Stationers *                                                                                 7,265                   347,485
Waste Connections *                                                                                 9,807                   336,380
Watson Wyatt Worldwide - Class A                                                                   15,205                   756,145
                                                                                                                       ------------
                                                                                                                          6,808,324
COMMUNICATIONS EQUIPMENT (0.4%)
Adtran                                                                                              7,404                   144,304
Avocent *                                                                                           8,370                   171,250
Blue Coat Systems *                                                                                 7,412                   105,176
CommScope *                                                                                         3,235                   112,061
Foundry Networks *                                                                                  4,039                    73,550
Riverbed Technology *                                                                              12,342                   154,522
                                                                                                                       ------------
                                                                                                                            760,863
COMPUTERS & PERIPHERALS (2.5%)
Diebold                                                                                             9,114                   301,765
Electronics for Imaging *                                                                           6,409                    89,277
Emulex *                                                                                           11,467                   122,353
Lexmark International - Class A *                                                                  24,375                   793,894
NCR *                                                                                              87,627                 1,932,175
Synaptics *                                                                                        10,754                   324,986
Teradata *                                                                                          5,348                   104,286


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - CONTINUED
Western Digital *                                                                                  54,253              $  1,156,674
                                                                                                                       ------------
                                                                                                                          4,825,410
CONSTRUCTION & ENGINEERING (0.8%)
Dycom Industries *                                                                                 20,939                   272,626
EMCOR Group *                                                                                      33,937                   893,222
Foster Wheeler Ltd. *                                                                               2,865                   103,455
Jacobs Engineering Group *                                                                          1,671                    90,752
KBR                                                                                                 3,167                    48,360
Northwest Pipe *                                                                                    3,867                   168,678
                                                                                                                       ------------
                                                                                                                          1,577,093
CONSTRUCTION MATERIALS (0.1%)
Texas Industries                                                                                    5,290                   216,149
                                                                                                                       ------------

CONSUMER FINANCE (0.4%)
AmeriCredit *                                                                                      36,800                   372,784
Credit Acceptance *                                                                                 4,289                    75,229
Student Loan                                                                                        4,334                   403,062
                                                                                                                       ------------
                                                                                                                            851,075
CONTAINERS & PACKAGING (0.7%)
Greif - Class A                                                                                     6,074                   398,576
Owens-Illinois *                                                                                   19,947                   586,442
Silgan Holdings                                                                                     5,954                   304,190
                                                                                                                       ------------
                                                                                                                          1,289,208
DIVERSIFIED CONSUMER SERVICES (1.5%)
Career Education *                                                                                  4,386                    71,711
Corinthian Colleges *                                                                               9,584                   143,760
DeVry                                                                                               8,006                   396,617
Hillenbrand                                                                                        11,959                   241,093
ITT Educational Services *                                                                          7,147                   578,264
Jackson Hewitt Tax Service                                                                          7,581                   116,293
Sotheby's - Class A                                                                                 8,876                   178,053
Stewart Enterprises - Class A                                                                      20,730                   162,938
Strayer Education                                                                                   3,719                   744,767
thinkorswim Group *                                                                                 6,770                    56,394
Universal Technical Institute *                                                                    14,001                   238,857
                                                                                                                       ------------
                                                                                                                          2,928,747
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Asta Funding                                                                                        8,925                    62,564
CME Group - Class A                                                                                   628                   233,308
Financial Federal                                                                                  32,203                   738,093
Interactive Brokers Group - Class A *                                                               5,663                   125,549
IntercontinentalExchange *                                                                          4,946                   399,043
KKR Financial Holdings LLC(1)                                                                      24,448                   155,489


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------




DIVERSIFIED FINANCIAL SERVICES - CONTINUED
MSCI - Class A *                                                                                   11,878              $    285,072
Nasdaq OMX Group *                                                                                  2,285                    69,853
                                                                                                                       ------------
                                                                                                                          2,068,971
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Consolidated Communications Holdings                                                                6,318                    95,275
Fairpoint Communications                                                                           37,606                   326,044
Level 3 Communications *                                                                           51,110                   137,997
NTELOS Holdings                                                                                     6,068                   163,169
tw telecom - Class A *                                                                             20,795                   216,060
                                                                                                                       ------------
                                                                                                                            938,545
ELECTRIC UTILITIES (1.8%)
DPL                                                                                                58,475                 1,450,180
Hawaiian Electric Industries                                                                       17,482                   508,901
ITC Holdings                                                                                        7,876                   407,740
Portland General Electric                                                                          26,750                   632,905
Unisource Energy                                                                                   16,709                   487,736
                                                                                                                       ------------
                                                                                                                          3,487,462
ELECTRICAL EQUIPMENT (1.2%)
Advanced Battery Technologies *                                                                    24,209                    78,195
Ametek                                                                                              2,013                    82,070
First Solar *                                                                                       1,093                   206,478
Franklin Electric                                                                                   5,298                   236,026
General Cable *                                                                                    14,487                   516,172
GrafTech International Ltd. *                                                                       9,464                   143,001
Hubbell - Class B                                                                                   3,853                   135,048
Powell Industries *                                                                                 3,077                   125,572
PowerSecure International *                                                                         7,098                    43,014
Sunpower - Class A *                                                                                6,713                   476,153
Sunpower - Class B *                                                                                3,264                   225,347
                                                                                                                       ------------
                                                                                                                          2,267,076
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Amphenol - Class A                                                                                 15,322                   615,025
Anixter International *                                                                            11,412                   679,128
Checkpoint Systems *                                                                               23,200                   436,624
Cognex                                                                                              4,494                    90,599
Dolby Laboratories - Class A *                                                                     12,594                   443,183
DTS *                                                                                               4,437                   123,482
Flir Systems *                                                                                     37,142                 1,426,996
IPG Photonics *                                                                                     3,616                    70,548
Itron *                                                                                             6,807                   602,624
Multi-Fineline Electronix *                                                                         2,786                    41,205
Rofin-Sinar Technologies *                                                                          8,246                   252,410
Rogers *                                                                                            4,202                   155,390


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
SYNNEX *                                                                                            3,163              $     70,661
Trimble Navigation Ltd. *                                                                          21,339                   551,826
                                                                                                                       ------------
                                                                                                                          5,559,701
ENERGY EQUIPMENT & SERVICES (3.4%)
Allis-Chalmers Energy *                                                                             1,620                    20,493
Bristow Group *                                                                                       500                    16,920
Cameron International *                                                                            22,537                   868,576
Diamond Offshore Drilling                                                                           5,204                   536,324
Dresser-Rand Group *                                                                               23,866                   751,063
Exterran Holdings *                                                                                 2,312                    73,892
FMC Technologies *                                                                                  5,492                   255,653
Gulf Island Fabrication                                                                             8,145                   280,758
Helmerich & Payne                                                                                  24,291                 1,049,128
Hercules Offshore *                                                                                17,081                   258,948
NATCO Group - Class A *                                                                             3,623                   145,572
Oceaneering International *                                                                         4,450                   237,274
Patterson-UTI Energy                                                                               10,039                   200,981
Pride International *                                                                              11,804                   349,516
Smith International                                                                                   833                    48,847
Superior Energy Services *                                                                         16,726                   520,848
Tetra Technologies *                                                                                3,519                    48,738
Tidewater                                                                                           2,344                   129,764
Unit *                                                                                             13,273                   661,261
                                                                                                                       ------------
                                                                                                                          6,454,556
FOOD & STAPLES RETAILING (0.3%)
Andersons                                                                                           9,447                   332,724
United Natural Foods *                                                                             10,775                   269,267
                                                                                                                       ------------
                                                                                                                            601,991
FOOD PRODUCTS (0.5%)
Cal-Maine Foods                                                                                     3,442                    94,449
Corn Products International                                                                         7,980                   257,594
Omega Protein *                                                                                     7,026                    82,626
Ralcorp Holdings *                                                                                  7,007                   472,342
                                                                                                                       ------------
                                                                                                                            907,011
GAS UTILITIES (3.1%)
Energen                                                                                            31,896                 1,444,251
Equitable Resources                                                                                40,317                 1,478,827
National Fuel Gas                                                                                  32,459                 1,369,121
Northwest Natural Gas                                                                              10,640                   553,280
Questar                                                                                            26,086                 1,067,439
                                                                                                                       ------------
                                                                                                                          5,912,918
HEALTH CARE EQUIPMENT & SUPPLIES (5.3%)
Abaxis *                                                                                            7,487                   147,494


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Angiodynamics *                                                                                     5,664              $     89,491
Arthrocare *                                                                                          800                    22,176
Conmed *                                                                                            3,126                   100,032
Cooper                                                                                              9,364                   325,493
CryoLife *                                                                                          8,452                   110,890
Cutera *                                                                                           13,254                   140,625
Cyberonics *                                                                                        8,892                   151,164
Cynosure - Class A *                                                                                6,772                   121,490
Dentsply International                                                                              3,903                   146,518
Edwards Lifesciences *                                                                             25,281                 1,460,230
Gen-Probe *                                                                                        18,696                   991,823
Hospira *                                                                                           3,269                   124,876
ICU Medical *                                                                                       7,481                   227,497
Idexx Laboratories *                                                                               19,795                 1,084,766
Immucor *                                                                                          31,482                 1,006,165
Intuitive Surgical *                                                                                1,553                   374,242
Kensey Nash *                                                                                       7,934                   249,604
Kinetic Concepts *                                                                                  5,508                   157,474
Meridian Bioscience                                                                                17,592                   510,872
Natus Medical *                                                                                    11,999                   271,897
Orthofix International *                                                                           19,937                   371,426
Palomar Medical Technologies *                                                                      4,970                    66,896
Quidel *                                                                                           22,856                   375,067
Resmed *                                                                                           15,882                   682,926
Sirona Dental Systems *                                                                            24,753                   576,250
SurModics *                                                                                         3,522                   110,908
Synovis Life Technologies *                                                                           649                    12,214
                                                                                                                       ------------
                                                                                                                         10,010,506
HEALTH CARE PROVIDERS & SERVICES (2.1%)
Air Methods *                                                                                       1,632                    46,202
Amedisys *                                                                                          1,633                    79,478
Amsurg - Class A *                                                                                 12,979                   330,575
Chemed                                                                                              9,394                   385,718
Express Scripts - Class A *                                                                         3,190                   235,486
Hanger Orthopedic Group *                                                                          12,172                   212,401
Health Net *                                                                                       29,593                   698,395
Laboratory Corp. of America Holdings *                                                              5,900                   410,050
LHC Group *                                                                                        24,265                   691,067
LifePoint Hospitals *                                                                               7,123                   228,933
Nighthawk Radiology Holdings *                                                                     45,992                   332,062
Pediatrix Medical Group *                                                                           7,706                   415,508
                                                                                                                       ------------
                                                                                                                          4,065,875


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.2%)
Allscripts Healthcare Solutions *                                                                   3,766              $     46,849
Eclipsys *                                                                                          6,189                   129,659
Omnicell *                                                                                         13,412                   176,368
                                                                                                                       ------------
                                                                                                                            352,876
HOTELS, RESTAURANTS & LEISURE (1.1%)
Bally Technologies *                                                                                6,647                   201,271
Chipotle Mexican Grill - Class A *                                                                  8,189                   454,408
International Speedway - Class A                                                                    1,940                    75,485
Life Time Fitness *                                                                                 2,787                    87,150
Panera Bread - Class A *                                                                            1,890                    96,201
Peet's Coffee & Tea *                                                                               9,770                   272,778
Scientific Games - Class A *                                                                       13,411                   308,721
Vail Resorts *                                                                                      2,386                    83,391
WMS Industries *                                                                                   13,628                   416,608
                                                                                                                       ------------
                                                                                                                          1,996,013
HOUSEHOLD DURABLES (0.1%)
Garmin Ltd.                                                                                         2,758                    93,607
Jarden *                                                                                            3,611                    84,678
Tupperware Brands                                                                                   3,586                    99,081
                                                                                                                       ------------
                                                                                                                            277,366
HOUSEHOLD PRODUCTS (0.4%)
Church & Dwight                                                                                     2,604                   161,682
Energizer Holdings *                                                                                7,254                   584,310
                                                                                                                       ------------
                                                                                                                            745,992
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Ormat Technologies                                                                                  3,917                   142,305
                                                                                                                       ------------

INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle                                                                                              600                    17,982
McDermott International *                                                                          20,521                   524,312
Tredegar                                                                                            7,850                   139,651
                                                                                                                       ------------
                                                                                                                            681,945
INSURANCE (7.0%)
AON                                                                                                 7,281                   327,354
Berkshire Hathaway - Class B *                                                                      2,182                 9,589,890
eHealth *                                                                                           7,100                   113,600
LandAmerica Financial Group - Class A                                                               1,800                    43,650
National Financial Partners                                                                         5,042                    75,630
Philadelphia Consolidated Holding *                                                                 2,400                   140,568
ProAssurance *                                                                                     15,466                   866,096
Progressive                                                                                        11,900                   207,060
RLI                                                                                                 4,949                   307,283
Safety Insurance Group                                                                              2,558                    97,025


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

INSURANCE - CONTINUED
Torchmark                                                                                          22,314              $  1,334,377
Unitrin                                                                                            10,800                   269,352
                                                                                                                       ------------
                                                                                                                         13,371,885
INTERNET & CATALOG RETAIL (0.3%)
NetFlix *                                                                                          14,868                   459,124
Priceline.com *                                                                                       875                    59,876
                                                                                                                       ------------
                                                                                                                            519,000
INTERNET SOFTWARE & SERVICES (0.5%)
Akamai Technologies *                                                                               6,279                   109,506
Digital River *                                                                                     3,513                   113,821
LivePerson *                                                                                       10,724                    31,207
United Online                                                                                      14,027                   131,994
VistaPrint Ltd. *                                                                                   9,358                   307,316
WebMD Health - Class A *                                                                            2,616                    77,800
Websense *                                                                                         10,997                   245,783
                                                                                                                       ------------
                                                                                                                          1,017,427
IT SERVICES (3.0%)
Acxiom                                                                                              5,556                    69,672
Alliance Data Systems *                                                                             4,684                   296,872
CSG Systems International *                                                                        11,855                   207,818
DST Systems *                                                                                      12,783                   715,720
Global Payments                                                                                     1,810                    81,197
Heartland Payment Systems                                                                          10,880                   278,093
Hewitt Associates - Class A *                                                                      20,630                   751,757
Integral Systems                                                                                   20,474                   425,245
Mantech International - Class A *                                                                   2,664                   157,948
MAXIMUS                                                                                            13,528                   498,371
NeuStar - Class A *                                                                                11,358                   225,911
SRA International - Class A *                                                                       5,838                   132,114
VeriFone Holdings *                                                                                17,211                   284,670
Visa - Class A                                                                                     24,422                 1,499,267
Wright Express *                                                                                    3,109                    92,804
                                                                                                                       ------------
                                                                                                                          5,717,459
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Marine Products                                                                                     1,033                     8,574
RC2 *                                                                                               3,682                    73,640
Sturm Ruger *                                                                                      10,700                    74,258
                                                                                                                       ------------
                                                                                                                            156,472
LIFE SCIENCES TOOLS & SERVICES (3.7%)
Charles River Laboratories International *                                                         20,848                 1,157,689
Covance *                                                                                          23,959                 2,118,215
eResearchTechnology *                                                                              14,246                   169,670
Illumina *                                                                                         11,026                   446,884


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Invitrogen *                                                                                       36,933              $  1,396,067
Kendle International *                                                                              4,384                   196,009
Luminex *                                                                                           4,039                   101,015
Pharmaceutical Product Development                                                                  5,959                   246,405
PharmaNet Development Group *                                                                      14,212                   102,611
Techne *                                                                                           15,525                 1,119,663
                                                                                                                       ------------
                                                                                                                          7,054,228
MACHINERY (3.5%)
Actuant - Class A                                                                                  12,986                   327,767
AGCO *                                                                                              4,785                   203,889
Albany International - Class A                                                                     10,753                   293,879
Ampco-Pittsburgh                                                                                      749                    19,399
Astec Industries *                                                                                  2,577                    79,449
Blount International *                                                                              8,232                    91,622
Briggs & Stratton                                                                                  51,532                   833,788
Columbus McKinnon *                                                                                   500                    11,785
ESCO Technologies *                                                                                 4,361                   210,069
Flowserve                                                                                           3,576                   317,442
Force Protection *                                                                                 38,562                   103,346
Gencor Industries *                                                                                 9,047                    73,100
Graham                                                                                              3,048                   164,897
Hardinge                                                                                            8,049                   102,222
Joy Global                                                                                          6,159                   278,017
Kadant *                                                                                            4,080                    92,902
Kennametal                                                                                          1,638                    44,423
Lincoln Electric Holdings                                                                           3,587                   230,680
Lydall *                                                                                           10,546                   101,558
Mueller Water Products - Class B                                                                   11,535                    74,977
Pentair                                                                                            15,865                   548,453
PMFG *                                                                                             11,370                   164,751
SPX                                                                                                 6,030                   464,310
Sun Hydraulics                                                                                      2,481                    64,605
Timken                                                                                             18,231                   516,849
Twin Disc                                                                                           4,659                    64,108
Wabtec                                                                                             22,716                 1,163,741
                                                                                                                       ------------
                                                                                                                          6,642,028
MARINE (0.5%)
Alexander & Baldwin                                                                                 7,443                   327,715
Kirby *                                                                                            16,381                   621,495
                                                                                                                       ------------
                                                                                                                            949,210
MEDIA (1.2%)
Ascent Media - Class A *                                                                              282                     6,884
Central European Media Enterprises Ltd. - Class A *                                                 5,683                   371,668


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

MEDIA - CONTINUED
CKX *                                                                                               5,751              $     35,426
Discovery Communications - Class A *                                                                2,828                    40,299
Discovery Communications - Class C *                                                                2,828                    40,044
DreamWorks Animation SKG - Class A *                                                               19,195                   603,683
Liberty Media - Class A *                                                                          11,194                   279,514
Morningstar *                                                                                      16,998                   942,879
                                                                                                                       ------------
                                                                                                                          2,320,397
METALS & MINING (0.5%)
Cleveland-Cliffs                                                                                    1,946                   103,021
Haynes International *                                                                              4,585                   214,716
Royal Gold                                                                                         10,407                   374,236
RTI International Metals *                                                                          4,231                    82,758
Southern Copper                                                                                     3,439                    65,616
Steel Dynamics                                                                                      5,180                    88,526
Titanium Metals                                                                                     2,800                    31,752
                                                                                                                       ------------
                                                                                                                            960,625
MULTI-UTILITIES (2.3%)
Black Hills                                                                                        22,220                   690,375
MDU Resources Group                                                                                 8,600                   249,400
NorthWestern                                                                                       52,688                 1,324,050
NSTAR                                                                                              47,861                 1,603,344
OGE Energy                                                                                          4,731                   146,093
SCANA                                                                                               8,542                   332,540
TECO Energy                                                                                         5,793                    91,124
                                                                                                                       ------------
                                                                                                                          4,436,926
OFFICE ELECTRONICS (0.1%)
Zebra Technologies - Class A *                                                                      5,181                   144,291
                                                                                                                       ------------

OIL, GAS & CONSUMABLE FUELS (6.4%)
Arch Coal                                                                                          12,813                   421,420
Arena Resources *                                                                                  13,022                   505,905
ATP Oil & Gas *                                                                                     7,723                   137,547
BP Prudhoe Bay Royalty Trust                                                                       11,419                 1,061,624
Buckeye Partners LP(1)                                                                              5,881                   218,126
Cabot Oil & Gas                                                                                     2,687                    97,108
Carrizo Oil & Gas *                                                                                 3,408                   123,608
Cimarex Energy                                                                                     11,280                   551,705
Continental Resources *                                                                             5,942                   233,105
Denbury Resources *                                                                                34,280                   652,691
Endeavour International *                                                                          65,045                    85,859
Energy XXI Bermuda Ltd.                                                                            19,355                    58,839
EV Energy Partner LP(1)                                                                             5,383                   102,277
Forest Oil *                                                                                       15,035                   745,736


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - CONTINUED
Foundation Coal Holdings                                                                            6,379              $    226,965
GMX Resources *                                                                                     5,096                   243,589
Gulfport Energy *                                                                                  14,587                   146,599
Hugoton Royalty Trust                                                                              35,543                   953,974
Kinder Morgan Management LLC *                                                                     27,621                 1,358,953
Massey Energy                                                                                       4,726                   168,576
Natural Resource Partners LP(1)                                                                     2,435                    61,679
Newfield Exploration *                                                                             22,970                   734,810
NuStar GP Holdings LLC(1)                                                                          11,271                   197,242
PetroHawk Energy *                                                                                  8,486                   183,552
Pioneer Natural Resources                                                                          10,143                   530,276
Plains Exploration & Production *                                                                  19,692                   692,371
Quicksilver Resources *                                                                            15,787                   309,899
Range Resources                                                                                     2,131                    91,356
Southwestern Energy *                                                                              13,927                   425,331
Stone Energy *                                                                                      1,802                    76,279
Ultra Petroleum *                                                                                   5,727                   316,932
W&T Offshore                                                                                       12,013                   327,835
Williams Partners LP(1)                                                                             3,320                    85,822
                                                                                                                       ------------
                                                                                                                         12,127,590
PAPER & FOREST PRODUCTS (0.2%)
Deltic Timber                                                                                       5,211                   331,628
                                                                                                                       ------------

PERSONAL PRODUCTS (0.1%)
Avon Products                                                                                       1,876                    77,985
NBTY *                                                                                              2,246                    66,302
                                                                                                                       ------------
                                                                                                                            144,287
PHARMACEUTICALS (1.9%)
Alpharma - Class A *                                                                                4,585                   169,141
Cypress Bioscience *                                                                               22,733                   167,087
Endo Pharmaceuticals Holdings *                                                                    55,604                 1,112,080
King Pharmaceuticals *                                                                             20,577                   197,128
Medicis Pharmaceutical - Class A                                                                   28,554                   425,740
Noven Pharmaceuticals *                                                                            23,341                   272,623
Obagi Medical Products *                                                                           11,812                   117,884
Pain Therapeutics *                                                                                23,130                   225,980
Perrigo                                                                                            19,508                   750,278
Sepracor *                                                                                         11,830                   216,607
                                                                                                                       ------------
                                                                                                                          3,654,548
REAL ESTATE (4.3%)
Alexandria Real Estate Equities                                                                     1,617                   181,912
Anthracite Capital                                                                                103,463                   554,562
Anworth Mortgage Asset                                                                             29,343                   173,711


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - CONTINUED
CapitalSource                                                                                      14,271              $    175,533
Capstead Mortgage                                                                                   8,230                    90,118
Entertainment Properties Trust                                                                     13,173                   720,827
Extra Space Storage                                                                                 9,743                   149,652
Inland Real Estate                                                                                  5,366                    84,192
Investors Real Estate Trust                                                                        15,895                   177,865
Jer Investors Trust                                                                                48,626                   234,377
Jones Lang LaSalle                                                                                  1,737                    75,525
Lexington Realty Trust                                                                             13,994                   240,977
Liberty Property Trust                                                                              2,992                   112,649
LTC Properties                                                                                     18,662                   547,170
Medical Properties Trust                                                                           16,253                   184,472
MFA Mortgage Investments                                                                           91,480                   594,620
National Retail Properties                                                                         21,748                   520,865
Nationwide Health Properties                                                                       10,370                   373,113
NorthStar Realty Finance                                                                           61,592                   477,338
Omega Healthcare Investors                                                                         23,208                   456,269
Potlatch                                                                                           15,569                   722,246
Public Storage                                                                                     11,181                 1,107,031
Redwood Trust                                                                                       4,750                   103,217
Resource Capital                                                                                   24,520                   148,591
Senior Housing Properties Trust                                                                     2,962                    70,584
                                                                                                                       ------------
                                                                                                                          8,277,416
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
Capital Trust                                                                                      22,284                   345,402
Health Care REIT                                                                                   24,746                 1,317,230
                                                                                                                       ------------
                                                                                                                          1,662,632

ROAD & RAIL (2.9%)
CSX                                                                                                24,099                 1,315,082
JB Hunt Transport Services                                                                         37,193                 1,241,130
Kansas City Southern *                                                                             25,153                 1,115,787
Norfolk Southern                                                                                    6,107                   404,345
Ryder System                                                                                       23,861                 1,479,382
                                                                                                                       ------------
                                                                                                                          5,555,726
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Advanced Micro Devices *                                                                           11,500                    60,375
Cypress Semiconductor *                                                                            11,902                    62,129
Entegris *                                                                                         24,332                   117,767
Integrated Device Technology *                                                                     25,058                   194,951
International Rectifier *                                                                           5,919                   112,579
Intersil - Class A                                                                                 14,286                   236,862
Lam Research *                                                                                     64,450                 2,029,531
Linear Technology                                                                                   6,446                   197,634


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Marvell Technology Group Ltd. *                                                                    22,206              $    206,516
Microsemi *                                                                                        22,613                   576,179
Monolithic Power Systems *                                                                         14,834                   257,667
Netlogic Microsystems *                                                                             3,447                   104,237
Nvidia *                                                                                           23,808                   254,984
Silicon Laboratories *                                                                              6,793                   208,545
Standard Microsystems *                                                                            10,629                   265,512
Varian Semiconductor Equipment Associates *                                                         7,755                   194,806
Veeco Instruments *                                                                                21,014                   311,217
                                                                                                                       ------------
                                                                                                                          5,391,491
SOFTWARE (2.5%)
Activision Blizzard *                                                                              12,832                   197,998
Ansys *                                                                                            31,486                 1,192,375
Blackboard *                                                                                        9,609                   387,147
Cadence Design Systems *                                                                           34,947                   236,242
Compuware *                                                                                           900                     8,721
Electronic Arts *                                                                                   5,852                   216,465
JDA Software Group *                                                                                5,302                    80,643
Macrovision Solutions *                                                                            49,827                   766,339
McAfee *                                                                                           34,222                 1,162,179
SPSS *                                                                                              7,424                   217,969
Symyx Technologies *                                                                               17,867                   177,062
Synopsys *                                                                                         10,393                   207,340
                                                                                                                       ------------
                                                                                                                          4,850,480
SPECIALTY RETAIL (1.9%)
Aaron Rents                                                                                        15,124                   409,407
American Eagle Outfitters                                                                          98,167                 1,497,047
Bed Bath & Beyond *                                                                                 5,900                   185,319
Rent-A-Center - Class A *                                                                          33,346                   742,949
Ross Stores                                                                                         5,900                   217,179
Urban Outfitters *                                                                                 13,420                   427,695
Zumiez *                                                                                           14,105                   232,450
                                                                                                                       ------------
                                                                                                                          3,712,046
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
CROCS *                                                                                            15,577                    55,765
Deckers Outdoor *                                                                                   1,099                   114,384
Fossil *                                                                                           11,531                   325,520
Iconix Brand Group *                                                                               44,922                   587,580
True Religion Apparel *                                                                             2,653                    68,580
Under Armour - Class A *                                                                            4,876                   154,862
Warnaco Group *                                                                                     8,393                   380,119
                                                                                                                       ------------
                                                                                                                          1,686,810


                                                  ACCESSOR SMALL TO MID CAP FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Bank Mutual                                                                                        15,814              $    179,489
Brookline Bancorp                                                                                   6,227                    79,643
Dime Community Bancshares                                                                           6,732                   102,461
Federal Agricultural Mortgage - Class C                                                            12,471                    51,131
Flushing Financial                                                                                  9,965                   174,387
Hudson City Bancorp                                                                                12,984                   239,555
New York Community Bancorp                                                                          6,998                   117,496
Provident Financial Services                                                                       11,547                   190,641
TFS Financial                                                                                      53,042                   664,086
Trustco Bank NY                                                                                    61,605                   721,395
United Financial Bancorp                                                                            7,165                   106,400
ViewPoint Financial Group                                                                           7,515                   131,513
                                                                                                                       ------------
                                                                                                                          2,758,197
TOBACCO (0.8%)
Lorillard                                                                                           5,040                   358,596
Universal                                                                                           9,185                   450,892
UST                                                                                                 9,900                   658,746
                                                                                                                       ------------
                                                                                                                          1,468,234
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Aircastle Ltd.                                                                                     31,212                   309,311
Kaman                                                                                              11,951                   340,364
Textainer Group Holdings Ltd.                                                                       9,883                   150,123
                                                                                                                       ------------
                                                                                                                            799,798
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
NII Holdings *                                                                                      6,700                   254,064
USA Mobility                                                                                       24,186                   266,046
                                                                                                                       ------------
                                                                                                                            520,110

TOTAL COMMON STOCKS (IDENTIFIED COST $210,040,492)                                                                      189,110,702
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.9%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $1,783,070
collateralized by a U.S. Government Agency Security)(2)           1.410%          10/01/2008     $ 1,783,000              1,783,000
                                                                                                                       ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,783,000)                                                                 1,783,000
                                                                                                                       ------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $211,823,492)(3)                                                            190,893,702

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                                (144,496)
                                                                                                                       ------------
TOTAL NET ASSETS (100.0%)                                                                                              $190,749,206
                                                                                                                       ============

 *      NON-INCOME PRODUCING SECURITY.
(1) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT SEPTEMBER 30, 2008, THESE SECURITIES AMOUNTED TO $1,196,478 OR 0.6% OF NET ASSETS.
(2)     SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3)     SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                                ACCESSOR INTERNATIONAL EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (95.9%)
AUSTRALIA (2.0%)
Centennial Coal Ltd.                                                                                295,354             $   874,064
MacArthur Coal Ltd.                                                                                  86,749                 734,319
Orica Ltd.                                                                                           55,915                 944,130
United Group Ltd.                                                                                    32,154                 331,917
                                                                                                                        -----------
                                                                                                                          2,884,430
AUSTRIA (1.2%)
Raiffeisen International Bank Holding AG                                                             24,626               1,778,135
                                                                                                                        -----------

BELGIUM (1.0%)
Delhaize Group                                                                                       25,461               1,478,464
                                                                                                                        -----------

BRAZIL (3.6%)
BM&F BOVESPA SA                                                                                      86,854                 382,589
Cia de Saneamento de Minas Gerais                                                                    67,455                 716,248
Petroleo Brasileiro SA - Class A - ADR                                                               51,349               1,921,480
Unibanco - Uniao de Bancos Brasileiros SA                                                            14,726               1,486,148
Vivo Participacoes SA - ADR                                                                         174,108                 720,807
                                                                                                                        -----------
                                                                                                                          5,227,272
CANADA (1.0%)
Equinox Minerals Ltd. *                                                                             319,949                 773,137
Oilexco *                                                                                            73,445                 732,583
                                                                                                                        -----------
                                                                                                                          1,505,720
CHINA (0.8%)
Industrial & Commercial Bank of China                                                             1,880,000               1,136,358
                                                                                                                        -----------

EGYPT (0.7%)
Orascom Telecom Holding SAE                                                                          29,493               1,053,351
                                                                                                                        -----------

FINLAND (1.3%)
Kone OYJ - Class B                                                                                   67,653               1,840,672
                                                                                                                        -----------

FRANCE (7.8%)
Air France-KLM                                                                                       66,988               1,533,288
Electricite de France                                                                                30,887               2,232,910
Saft Groupe SA                                                                                       33,582               1,329,486
Societe Generale                                                                                     45,084               4,048,731
Total SA                                                                                             37,408               2,271,888
                                                                                                                        -----------
                                                                                                                         11,416,303
GERMANY (5.1%)
Allianz SE                                                                                           16,889               2,314,795
Daimler AG                                                                                           40,328               2,001,835
Deutsche Post AG                                                                                     71,165               1,484,402


                                                ACCESSOR INTERNATIONAL EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

GERMANY - CONTINUED
Fresenius Medical Care AG & KGaA                                                                     31,706             $ 1,640,841
                                                                                                                        -----------
                                                                                                                          7,441,873
GREAT BRITIAN (8.0%)
BBA Aviation PLC                                                                                    583,293               1,199,916
BHP Billiton PLC                                                                                     78,032               1,767,397
Carnival PLC                                                                                         51,511               1,534,982
International Power PLC                                                                             299,475               1,937,419
London Stock Exchange Group PLC                                                                      86,301               1,366,268
Raymarine PLC                                                                                       193,098                 378,589
Tullow Oil PLC                                                                                       59,372                 758,938
Whitbread PLC                                                                                       141,691               2,679,400
                                                                                                                        -----------
                                                                                                                         11,622,909
GREECE (1.9%)
National Bank of Greece SA                                                                           66,934               2,711,702
                                                                                                                        -----------

HONG KONG (5.7%)
Cheung Kong Holdings Ltd.                                                                           140,665               1,593,662
China Mobile Ltd.                                                                                    73,000                 731,352
Citic Pacific Ltd.                                                                                  196,000                 572,982
Hutchison Telecommunications International Ltd. *                                                 1,386,256               1,548,228
Jardine Matheson Holdings Ltd.                                                                      104,300               2,724,780
Keck Seng Investments                                                                             1,350,000                 565,427
Kerry Properties Ltd.                                                                               203,548                 659,767
                                                                                                                        -----------
                                                                                                                          8,396,198
INDIA (0.4%)
State Bank of India Ltd. - GDR                                                                        9,567                 578,073
                                                                                                                        -----------

INDONESIA (0.4%)
Bumi Resources                                                                                    1,660,000                 552,358
                                                                                                                        -----------

ITALY (9.0%)
Astaldi SpA                                                                                         145,865                 985,385
Banco Popolare Scarl                                                                                137,724               2,138,859
Danieli & Co. SpA                                                                                   163,483               2,419,924
Enia SpA                                                                                            160,383               1,505,883
Fondiaria-Sai SpA                                                                                   159,075               2,681,451
Mediaset SpA                                                                                        112,451                 713,966
Prysmian SpA                                                                                         12,967                 254,999
UniCredito Italiano SpA                                                                             665,268               2,486,961
                                                                                                                        -----------
                                                                                                                         13,187,428
JAPAN (12.8%)
Aioi Insurance Ltd.                                                                                 280,000               1,396,948
Central Japan Railway                                                                                   266               2,508,843
Daiwa Securities Group                                                                              154,000               1,121,959
Ibiden Co. Ltd.                                                                                      14,900                 362,813
Isuzu Motors Ltd.                                                                                   532,000               1,478,790


                                                ACCESSOR INTERNATIONAL EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

JAPAN - CONTINUED
Itochu                                                                                              375,000             $ 2,259,593
Japan Tobacco                                                                                           867               3,268,565
Mitsubishi Estate Co. Ltd.                                                                           92,000               1,813,300
Sumco                                                                                                79,000               1,250,694
Sumitomo Heavy Industries Ltd.                                                                      290,000               1,382,974
Sumitomo Mitsui Financial Group                                                                         178               1,116,263
T&D Holdings                                                                                         14,850                 784,585
                                                                                                                        -----------
                                                                                                                         18,745,327
KAZAKHSTAN (1.6%)
KazMunaiGas Exploration Production - GDR                                                            146,955               2,324,200
                                                                                                                        -----------

LUXEMBOURG (0.8%)
Millicom International Cellular SA                                                                   16,323               1,120,900
                                                                                                                        -----------

MEXICO (1.7%)
America Movil SAB de CV - ADR                                                                        18,229                 845,097
Coca-Cola Femsa SAB de CV - ADR                                                                      14,033                 708,105
Grupo Televisa SA - ADR                                                                              44,177                 966,151
                                                                                                                        -----------
                                                                                                                          2,519,353
NETHERLANDS (2.4%)
Royal Dutch Shell PLC - Class A                                                                     119,365               3,446,622
                                                                                                                        -----------

NORWAY (1.7%)
Marine Harvest *                                                                                  1,884,436                 940,461
Telenor ASA                                                                                         119,251               1,485,107
                                                                                                                        -----------
                                                                                                                          2,425,568
PHILIPPINES (0.5%)
Ayala Land                                                                                        3,812,620                 764,483
                                                                                                                        -----------

RUSSIA (1.3%)
Gazprom OAO - GDR                                                                                    28,000                 894,779
Rosneft Oil - GDR                                                                                   153,590               1,062,989
                                                                                                                        -----------
                                                                                                                          1,957,768
SINGAPORE (1.9%)
City Developments Ltd.                                                                              140,000                 875,587
IndoFood Agricultural Resources Ltd. *                                                              632,831                 351,892
Singapore Telecommunications Ltd.                                                                   703,000               1,607,150
                                                                                                                        -----------
                                                                                                                          2,834,629
SOUTH AFRICA (1.6%)
Group Ltd.                                                                                           89,481               1,266,136
Impala Platinum Holdings Ltd.                                                                        52,939               1,083,726
                                                                                                                        -----------
                                                                                                                          2,349,862


                                                ACCESSOR INTERNATIONAL EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SOUTH KOREA (0.7%)
Samsung Fire & Marine Insurance Ltd.                                                                  5,633             $   986,622
                                                                                                                        -----------

SPAIN (5.8%)
Banco Santander SA                                                                                  180,514               2,705,916
Sol Melia SA                                                                                        209,880               1,833,603
Telefonica SA                                                                                       168,491               4,005,169
                                                                                                                        -----------
                                                                                                                          8,544,688
SWEDEN (1.3%)
Modern Times Group AB - Class B                                                                      51,038               1,838,738
                                                                                                                        -----------

SWITZERLAND (6.8%)
Bank Sarasin & Compagnie AG                                                                          47,700               1,826,874
Compagnie Financiere Richemont SA                                                                    25,095               1,108,883
Julius Baer Holding AG                                                                               40,913               2,034,803
Roche Holding AG                                                                                     17,419               2,727,046
Zurich Financial Services AG                                                                          8,015               2,219,716
                                                                                                                        -----------
                                                                                                                          9,917,322
TAIWAN (1.0%)
Cathay Financial Holding Co. Ltd. - GDR                                                              44,607                 598,180
Taiwan Semiconductor Manufacturing Co. Ltd. - GDR                                                    91,553                 857,851
                                                                                                                        -----------
                                                                                                                          1,456,031
THAILAND (0.7%)
Bangkok Bank PCL                                                                                    341,400               1,045,670
                                                                                                                        -----------

TURKEY (2.3%)
Aksigorta AS                                                                                        663,508               2,251,011
Anadolu Efes Biracilik Ve Malt Sanayii AS                                                           105,913               1,083,307
                                                                                                                        -----------
                                                                                                                          3,334,318
UNITED ARAB EMIRATES (1.1%)
DP World Ltd.                                                                                     2,576,140               1,674,491
                                                                                                                        -----------

TOTAL COMMON STOCKS (IDENTIFIED COST $185,851,862)                                                                      140,097,838
                                                                                                                        -----------


                                                ACCESSOR INTERNATIONAL EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUND (1.7%)
UNITED STATES (1.7%)
iShares MSCI Taiwan Index Fund                                                                      228,416             $ 2,460,040
                                                                                                                        -----------

TOTAL EXCHANGE TRADED FUND (IDENTIFIED COST $3,566,803)                                                                   2,460,040
                                                                                                                        -----------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.8%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $1,252,049
collateralized by a U.S. Government Agency Security)(1)           1.410%         10/01/2008     $ 1,252,000               1,252,000
                                                                                                                       ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,252,000)                                                                 1,252,000
                                                                                                                       ------------

TOTAL INVESTMENTS (98.4%) (IDENTIFIED COST $190,670,665)(2)                                                             143,809,878

TOTAL OTHER ASSETS LESS LIABILITIES (1.6%)                                                                                2,283,768
                                                                                                                       ------------
TOTAL NET ASSETS (100.0%)                                                                                              $146,093,646
                                                                                                                       ============


====================================================================================================================================
OUTSTANDING FORWARD CURRENCY CONTRACTS                                                              CONTRACT           UNREALIZED
                                                                 DELIVERY         CONTRACTED        VALUE AT          APPRECIATION/
CONTRACT DESCRIPTION                                               DATE             AMOUNT        SEP 30, 2008       (DEPRECIATION)
====================================================================================================================================

CONTRACTS TO BUY
Japanese Yen (JPY)                                              10/01/2008      $   11,639         $   11,567          $         72
Japanese Yen (JPY)                                              10/02/2008       1,007,510          1,004,761                 2,749
Great Britian Pound (GBP)                                       10/02/2008         104,481            104,510                   (29)
                                                                                                                       ------------
                                                                                                                              2,792
                                                                                                                       ============


 *     NON-INCOME PRODUCING SECURITY.
(1)    SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)    SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                                    ACCESSOR TOTAL RETURN FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (2.5%)
BIOTECHNOLOGY (2.2%)
Genentech *                                                                                          11,000             $   975,480
                                                                                                                        -----------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Chesapeake Energy                                                                                     3,750                 134,475
                                                                                                                        -----------

TOTAL COMMON STOCKS (IDENTIFIED COST $1,056,438)                                                                          1,109,955
                                                                                                                        -----------

PREFERRED STOCKS (15.0%)
COMMERCIAL BANKS (1.9%)
Royal Bank of Scotland Group PLC                                                                     87,838                 813,380
                                                                                                                        -----------

DIVERSIFIED FINANCIAL SERVICES (1.5%)
ING Groep NV                                                                                         56,769                 681,228
                                                                                                                        -----------

INDUSTRIAL-OTHER (6.3%)
CORTS Trust for Aon Capital                                                                          27,833                 640,159
CORTS Trust for Bellsouth Telecommunications                                                         24,800                 576,600
IndexPlus Trust - Class 1                                                                            20,800                 333,216
PreferredPlus Trust-CCR1 - Class 1                                                                   25,600                 619,520
PreferredPlus Trust-CCR1 - Class 1                                                                   35,728                 580,223
                                                                                                                        -----------
                                                                                                                          2,749,718
INSURANCE (3.8%)
Aegon NV                                                                                             95,729                 816,568
Allianz SE                                                                                           42,500                 856,375
                                                                                                                        -----------
                                                                                                                          1,672,943

REAL ESTATE (1.5%)
HCP                                                                                                  36,082                 647,672
                                                                                                                        -----------

TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,539,635)                                                                       6,564,941
                                                                                                                        -----------

                                                    ACCESSOR TOTAL RETURN FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                                       SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS (78.2%)
Consumer Staples Select Sector SPDR Fund                                                            162,000             $ 4,471,200
Health Care Select Sector SPDR Fund                                                                 237,000               7,121,850
iShares Dow Jones US Broker Dealers Index Fund                                                       30,834                 886,477
ProShares Ultra S&P500                                                                              136,000               6,696,640
Rydex S&P 500 Pure Growth                                                                           116,500               3,465,875
Rydex S&P Midcap 400 Pure Growth                                                                     68,300               3,263,374
SPDR S&P Biotech                                                                                     51,500               3,096,695
SPDR Trust Series 1                                                                                  45,000               5,219,550
                                                                                                                        -----------
                                                                                                                         34,221,661

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $37,620,906)                                                                34,221,661
                                                                                                                        -----------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.4%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Reurchase value $589,023
collateralized by a U.S. Government Agency Security)(1)           1.410%         10/01/2008      $  589,000                 589,000
                                                                                                                       ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $589,000)                                                                     589,000
                                                                                                                       ------------

TOTAL INVESTMENTS (97.1%) (IDENTIFIED COST $46,805,979)(2)                                                               42,485,557

TOTAL OTHER ASSETS LESS LIABILITIES (2.9%)                                                                                1,281,357
                                                                                                                       ------------
TOTAL NET ASSETS (100.0%)                                                                                              $ 43,766,914
                                                                                                                       ============


 *     NON-INCOME PRODUCING SECURITY.
(1)    SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)    SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                               ACCESSOR STRATEGIC ALTERNATIVES FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         ALLOCATION          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS (36.5%)
iShares Cohen & Steers Realty Majors Index Fund                                        17.9%            275,700        $ 21,140,676
iShares iBoxx High Yield Fund                                                           2.3%             33,000           2,687,850
PowerShares DB G10 Currency Harvest Fund                                                1.7%             80,500           1,952,930
ProShares UltraShort Lehman 20+ Year Treasury                                           1.3%             24,500           1,527,575
SPDR DJ Wilshire International Real Estate                                             10.9%            335,900          12,814,585
SPDR Lehman High Yield Bond                                                             2.4%             72,800           2,842,112
                                                                                                                       ------------
                                                                                                                         42,965,728

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $48,562,306)                                                                42,965,728
                                                                                                                       ------------

EXCHANGE TRADED NOTES (20.8%)
Barclays Asian and Gulf Currency Revaluation Note                                       4.8%            113,000           5,613,840
iPath Optimized Currency Carry                                                         16.0%            398,800          18,851,276
                                                                                                                       ------------
                                                                                                                         24,465,116

TOTAL EXCHANGE TRADED NOTES (IDENTIFIED COST $25,671,515)                                                                24,465,116
                                                                                                                       ------------

INVESTMENT COMPANIES (3.8%)
Accessor U.S. Government Money(3)                                                       3.8%          4,500,000           4,500,000
                                                                                                                       ------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,500,000)                                                                   4,500,000
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

STRUCTURED NOTES (22.1%)
Svensk Exportkredit AB MTN - Linked to DB Balanced
   Currency Harvest Index(1)                                      0.000%        04/28/2011      $ 8,000,000           $   7,574,400

Svensk Exportkredit AB MTN - Linked to DB Balanced
   Currency Harvest Index(1)                                      0.000%        03/16/2012        4,500,000               4,493,250

Svensk Exportkredit AB MTN - Linked to S&P
   Commodities Trends Index(1)                                    2.930%        07/24/2009        6,000,000               5,509,200

Svensk Exportkredit AB MTN - Linked to S&P                        2.217%        08/12/2009        6,500,000               8,503,950
   Commodities Trends Index(1)                                                                                        -------------
                                                                                                                         26,080,800

TOTAL STRUCTURED NOTES (IDENTIFIED COST $25,000,000)                                                                     26,080,800
                                                                                                                      -------------


                                               ACCESSOR STRATEGIC ALTERNATIVES FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES (16.2%)
FEDERAL FARM CREDIT BANK (FFCB) (8.4%)
FFCB(2)                                                           3.108%        06/22/2010   $  10,000,000            $   9,976,050
                                                                                                                      -------------

FEDERAL HOME LOAN BANK (FHLB) (7.8%)
FHLB(2)                                                           2.413%        08/13/2009       8,000,000                7,989,656
FHLB                                                              3.750%        02/15/2011       1,176,471                1,176,047
                                                                                                                      -------------
                                                                                                                          9,165,703

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                                              19,141,753
   (IDENTIFIED COST $19,187,069)                                                                                      -------------


SHORT-TERM INVESTMENTS (0.4%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $453,018
collateralized by a U.S. Government Agency Security)(4)           1.410%        10/01/2008         453,000                  453,000
                                                                                                                      -------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $453,000)                                                                     453,000
                                                                                                                      -------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $123,373,890)(5)                                                             117,606,397

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                                  258,305
                                                                                                                      -------------
TOTAL NET ASSETS (100.0%)                                                                                             $ 117,864,702
                                                                                                                      =============



(1) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF TRUSTEES.
(2) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(3)    INVESTMENT IN AN AFFILIATED COMPANY.
(4)    SEE NOTE 13 FOR COLLATERAL INFORMATION.
(5)    SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                                     ACCESSOR HIGH YIELD FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (93.4%)
AEROSPACE & DEFENSE (0.8%)
L-3 Communications                                                 7.625%        06/15/2012     $    500,000           $    492,500
                                                                                                                       ------------

AUTOMOBILES (3.0%)
Ford Motor                                                         9.500%        09/15/2011        1,000,000                640,000
Ford Motor                                                         6.500%        08/01/2018        1,000,000                410,000
General Motors                                                     7.700%        04/15/2016        1,000,000                400,000
General Motors                                                     8.375%        07/15/2033        1,000,000                400,000
                                                                                                                       ------------
                                                                                                                          1,850,000
BEVERAGES (0.8%)
Beverages & More(2)                                                9.250%        03/01/2012          500,000                470,000
                                                                                                                       ------------

COMPUTERS & PERIPHERALS (0.7%)
Seagate Technology HDD                                             6.800%        10/01/2016          500,000                437,500
                                                                                                                       ------------

CONSUMER FINANCE (3.3%)
Ford Motor Credit LLC(1)                                           5.538%        10/14/2008        1,000,000                639,744
Ford Motor Credit LLC                                              8.000%        12/15/2016        1,000,000                632,278
GMAC LLC                                                           6.750%        12/01/2014        1,000,000                383,814
GMAC LLC                                                           8.000%        11/01/2031        1,000,000                377,277
                                                                                                                       ------------
                                                                                                                          2,033,113
ELECTRIC UTILITIES (3.0%)
PSEG Energy Holdings LLC                                           8.500%        06/15/2011        1,000,000              1,012,307
Texas Competitive Electric Holdings LLC(2)                        10.500%        11/01/2016        1,000,000                847,500
                                                                                                                       ------------
                                                                                                                          1,859,807
ELECTRICAL EQUIPMENT (1.5%)
Sanmina-SCI(1,2)                                                   5.569%        06/15/2010        1,000,000                940,000
                                                                                                                       ------------

FINANCE-OTHER (4.7%)
ASG Consolidated LLC(3)                                           11.847%        11/01/2011        1,000,000                890,000
Discover Financial Services(1)                                     3.349%        06/11/2010          350,000                282,522
Fairfax Financial Holdings                                         7.375%        04/15/2018          500,000                440,000
Hawker Beechcraft(2)                                               9.750%        04/01/2017          500,000                447,500
Nuveen Investments                                                 5.500%        09/15/2015        1,000,000                500,000
Pinnacle Foods Finance LLC                                        10.625%        04/01/2017          500,000                375,000
                                                                                                                       ------------
                                                                                                                          2,935,022
HEALTH CARE PROVIDERS & SERVICES (4.2%)
Community Health Systems                                           8.875%        07/15/2015        1,000,000                950,000
HCA                                                                6.375%        01/15/2015        1,000,000                787,500
Tenet Healthcare                                                   7.375%        02/01/2013        1,000,000                910,000
                                                                                                                       ------------
                                                                                                                          2,647,500


                                                     ACCESSOR HIGH YIELD FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Vail Resorts                                                       6.750%        02/15/2014     $    500,000           $    468,750
                                                                                                                       ------------

INDUSTRIAL-AUTOMOTIVE (1.4%)
Goodyear Tire & Rubber                                             7.857%        08/15/2011          500,000                486,250
Visteon                                                            8.250%        08/01/2010          500,000                415,000
                                                                                                                       ------------
                                                                                                                            901,250
INDUSTRIAL-BASIC (2.2%)
Nalco Finance Holdings(3)                                         10.216%        02/01/2014        1,000,000                887,500
PolyOne                                                            8.875%        05/01/2012          500,000                475,000
                                                                                                                       ------------
                                                                                                                          1,362,500
INDUSTRIAL-CAPITAL GOODS (4.7%)
Allied Waste                                                       7.375%        04/15/2014        1,000,000                972,500
BE Aerospace                                                       8.500%        07/01/2018          500,000                485,000
Columbus McKinnon                                                  8.875%        11/01/2013          500,000                515,000
Metals USA                                                        11.125%        12/01/2015          500,000                480,000
Terex                                                              8.000%        11/15/2017          500,000                455,000
                                                                                                                       ------------
                                                                                                                          2,907,500
INDUSTRIAL-ENERGY (12.4%)
Chesapeake Energy                                                  6.500%        08/15/2017        1,000,000                875,000
CIE Generale Geophysique                                           7.750%        05/15/2017        1,000,000                950,000
El Paso                                                            7.250%        06/01/2018          500,000                465,000
Hornbeck Offshore Services                                         6.125%        12/01/2014        1,000,000                912,500
KCS Energy                                                         7.125%        04/01/2012        1,000,000                880,000
MarkWest Energy Partners                                           8.750%        04/15/2018          500,000                475,000
NRG Energy                                                         7.375%        01/15/2017        1,000,000                910,000
Parker Drilling                                                    9.625%        10/01/2013          500,000                485,000
Plains Exploration & Production                                    7.000%        03/15/2017        1,000,000                870,000
Swift Energy                                                       7.625%        07/15/2011          500,000                475,000
Targa Resources Partners(2)                                        8.250%        07/01/2016          500,000                430,000
                                                                                                                       ------------
                                                                                                                          7,727,500
INDUSTRIAL-GAMING (1.3%)
MGM Mirage                                                         5.875%        02/27/2014          500,000                361,250
River Rock Entertainment                                           9.750%        11/01/2011          500,000                460,000
                                                                                                                       ------------
                                                                                                                            821,250
INDUSTRIAL-HEALTH CARE (4.8%)
AMR HoldCo                                                        10.000%        02/15/2015        1,000,000              1,047,500
DaVita                                                             6.625%        03/15/2013        1,000,000                950,000
Healthsouth                                                       10.750%        06/15/2016          500,000                505,000
Universal Hospital Services                                        8.500%        06/01/2015          500,000                466,250
                                                                                                                       ------------
                                                                                                                          2,968,750
INDUSTRIAL-MEDIA CABLE (3.5%)
Cablevision Systems                                                8.000%        04/15/2012        1,000,000                940,000


                                                     ACCESSOR HIGH YIELD FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL-MEDIA CABLE - CONTINUED
CCH I Holdings LLC                                                10.000%        05/15/2014     $  1,000,000           $    370,000
Echostar                                                           6.625%        10/01/2014          500,000                401,250
Mediacom LLC                                                       9.500%        01/15/2013          500,000                447,500
                                                                                                                       ------------
                                                                                                                          2,158,750
INDUSTRIAL-MEDIA-NON-CABLE (1.2%)
Marquee Holdings(3)                                               12.000%        08/15/2014        1,000,000                737,500
                                                                                                                       ------------

INDUSTRIAL-OTHER (11.7%)
Education Management LLC                                          10.250%        06/01/2016          500,000                400,000
Georgia-Pacific LLC                                                9.500%        12/01/2011          500,000                495,000
Graphic Packaging International                                    9.500%        08/15/2013        1,000,000                905,000
Hertz                                                             10.500%        01/01/2016        1,000,000                835,000
NewPage                                                           12.000%        05/01/2013        1,000,000                880,000
Rock-Tenn                                                          5.625%        03/15/2013          500,000                460,000
Rockwood Specialties                                               7.500%        11/15/2014          500,000                475,000
RSC Equipment Rental                                               9.500%        12/01/2014        1,000,000                757,500
Ryerson(2)                                                        12.000%        11/01/2015        1,000,000                855,000
Service International                                              7.500%        04/01/2027        1,000,000                765,000
Steel Dynamics(2)                                                  7.750%        04/15/2016          500,000                445,000
                                                                                                                       ------------
                                                                                                                          7,272,500
INDUSTRIAL-OTHER CONSUMER CYCLICALS (1.5%)
Denny's Holdings                                                  10.000%        10/01/2012          500,000                455,000
Land O' Lakes                                                      8.750%        11/15/2011          500,000                502,500
                                                                                                                       ------------
                                                                                                                            957,500
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.4%)
Visant Holding(3)                                                 11.849%        12/01/2013        1,000,000                905,000
                                                                                                                       ------------

INDUSTRIAL-RETAILERS (5.3%)
AmeriGas Partners                                                  7.125%        05/20/2016        1,000,000                895,000
Asbury Automotive Group                                            7.625%        03/15/2017        1,000,000                640,000
Expedia                                                            8.500%        07/01/2016        1,000,000                900,000
Jo-Ann Stores                                                      7.500%        03/01/2012          500,000                437,500
Rite Aid                                                          10.375%        07/15/2016          500,000                435,000
                                                                                                                       ------------
                                                                                                                          3,307,500
INDUSTRIAL-SERVICES (0.7%)
CA(2)                                                              6.125%        12/01/2014          500,000                458,347
                                                                                                                       ------------

INDUSTRIAL-TECHNOLOGY (2.1%)
First Data                                                         5.625%        11/01/2011          826,000                446,040
Sungard Data Systems                                              10.250%        08/15/2015          500,000                433,750
Unisys                                                             6.875%        03/15/2010          500,000                460,000
                                                                                                                       ------------
                                                                                                                          1,339,790


                                                     ACCESSOR HIGH YIELD FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (6.1%)
Citizens Communications                                            6.625%        03/15/2015     $  1,000,000           $    830,000
Fairpoint Communications(2)                                       13.125%        04/01/2018          750,000                682,500
Qwest Capital Funding                                              7.250%        02/15/2011        1,000,000                935,000
Syniverse Technologies                                             7.750%        08/15/2013          500,000                462,500
Time Warner Telecom Holdings                                       9.250%        02/15/2014          500,000                462,500
Windstream                                                         8.625%        08/01/2016          500,000                463,750
                                                                                                                       ------------
                                                                                                                          3,836,250
INDUSTRIAL-TELECOMMUNICATION-WIRELESS (1.5%)
Intelsat Jackson Holdings Ltd.                                     9.250%        06/15/2016          500,000                465,000
MetroPCS Wireless                                                  9.250%        11/01/2014          500,000                467,500
                                                                                                                       ------------
                                                                                                                            932,500
MEDIA (1.9%)
Clear Channel Communications                                       6.875%        06/15/2018        1,000,000                380,000
Liberty Media LLC                                                  5.700%        05/15/2013          500,000                415,859
RH Donnelley                                                       6.875%        01/15/2013        1,000,000                390,000
                                                                                                                       ------------
                                                                                                                          1,185,859
REAL ESTATE (2.1%)
Felcor Lodging                                                     8.500%        06/01/2011        1,000,000                865,000
Host Hotels & Resorts                                              7.125%        11/01/2013          500,000                445,000
                                                                                                                       ------------
                                                                                                                          1,310,000
TELEVISION (0.6%)
Univision Communications                                           7.850%        07/15/2011          500,000                390,000
                                                                                                                       ------------

UTILITIES (4.3%)
AES                                                                7.750%        03/01/2014        1,000,000                930,000
Edison Mission Energy                                              7.200%        05/15/2019        1,000,000                880,000
Suburban Propane Partners                                          6.875%        12/15/2013        1,000,000                885,000
                                                                                                                       ------------
                                                                                                                          2,695,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $65,762,888)                                                                      58,309,438
                                                                                                                       ------------

SHORT-TERM INVESTMENTS (0.7%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $421,016
collateralized by a U.S. Government Agency Security)(4)            1.410%        10/01/2008          421,000                421,000
                                                                                                                       ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $421,000)                                                                     421,000
                                                                                                                       ------------

TOTAL INVESTMENTS (94.1%) (IDENTIFIED COST $66,183,888)(5)                                                               58,730,438

TOTAL OTHER ASSETS LESS LIABILITIES (5.9%)                                                                                3,653,098
                                                                                                                       ------------
TOTAL NET ASSETS (100.0%)                                                                                              $ 62,383,536
                                                                                                                       ============


(1) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD OF TRUSTEES.
(3) REPRESENTS A STEP BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.
(4)   SEE NOTE 13 FOR COLLATERAL INFORMATION.
(5)   SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                                                  INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES (5.1%)
Argent Securities(1)                                               3.517%        06/25/2036     $   1,405,000         $     188,265
Argent Securities(1)                                               3.497%        07/25/2036           360,000                56,463
Attentus CDO Ltd.(2,8)                                             9.532%        10/11/2042           214,641                 2,145
Bear Stearns Commercial Mortgage Securities(6)                     5.526%        11/11/2041        24,826,891               352,736
Captec Franchise Trust(2,6,8)                                      8.904%        10/25/2018         9,224,920               138,715
CBC Insurance Revenue Securitization LLC(2,8)                      8.880%        02/15/2023         1,060,000               780,353
CDO Repackaging Trust Series(1,2)                                  4.591%        01/17/2036           268,161               174,389
Centex Home Equity Company, LLC(1,2)                               6.707%        07/25/2034           358,387                 5,948
CNL Funding(2,6)                                                   8.660%        09/18/2012         7,168,600               122,927
Commercial Industrial Finance(1,2,8)                               6.810%        03/01/2021           260,000                76,781
Falcon Franchise Loan(2,6)                                        10.689%        06/05/2020         3,030,267               399,735
Falcon Franchise Loan(2)                                           4.856%        01/05/2025           426,949               353,967
Falcon Franchise Loan(2)                                           7.074%        01/05/2025           250,000               123,930
Falcon Franchise(1,2,6)                                            2.970%        01/05/2023         2,621,395               207,869
FFCA Secured Lending(2)                                            7.810%        10/18/2025           465,000               290,899
Home Equity Mortgage Trust(3)                                      5.367%        07/25/2036           255,784               118,969
Luxembourg Fund Holdings of KODIAK Currency(1,2,8)                 4.302%        08/07/2037           624,293                56,260
Orion Ltd. CDO(1,2)                                                7.794%        09/10/2046           607,906                30,131
Restructured Asset Securities(1,2,8)                               3.712%        01/29/2022           600,000               179,809
SACO I(1)                                                          3.647%        01/25/2037           500,000                20,259
                                                                                                                      -------------
                                                                                                                          3,680,550

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $9,257,668)                                                                3,680,550
                                                                                                                      -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (60.6%)
Banc of America                                                    4.429%        11/10/2039           860,000               813,986
Banc of America Large Loan(1,2)                                    5.488%        03/15/2022         1,000,000               725,279
Capco America Securitization Corp.(1,2,6)                          7.909%        10/15/2030         3,672,340                 2,097
CDO Repack SPC Ltd.(2,8)                                           7.110%        05/20/2030           385,000               166,571
Collateralized Mortgage Securities                                 9.450%        02/01/2017            14,304                15,685
Commercial Mortgage(1,2)                                           7.191%        02/14/2034           720,000               669,325
Countrywide Alternative Loan Trust                                 6.000%        05/25/2036           180,087               119,195
CS First Boston Mortgage Securities                                6.300%        11/15/2030            30,365                30,344
Entertainment Properties Trust(2)                                  6.223%        02/15/2018           211,000               181,464
FHLMC - Gold                                                       5.500%        08/19/2038         4,484,584             4,464,327
FHLMC                                                              4.500%        03/15/2019           182,231               175,472
FHLMC                                                              6.000%        02/15/2034           876,541               890,343
FHLMC                                                              5.500%        10/15/2034           510,000               480,715
FNMA                                                               5.580%        06/01/2011         1,973,210             2,002,825
FNMA                                                               5.500%        11/25/2032         1,771,000             1,779,191

                                                  INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FNMA                                                               6.000%        03/01/2033     $     599,002         $     606,875
FNMA(1)                                                            3.331%        05/01/2034           414,730               409,806
FNMA(1,6)                                                          7.805%        02/25/2035         1,179,359                 9,655
FNMA                                                               5.000%        06/01/2035         1,048,950             1,024,405
FNMA                                                               5.000%        09/01/2035         1,695,628             1,658,601
FNMA                                                               5.000%        02/01/2036         2,094,862             2,044,534
FNMA                                                               5.500%        01/01/2037         4,251,247             4,245,330
FNMA                                                               5.500%        02/01/2038        11,748,494            11,726,633
FNMA                                                               5.000%        03/01/2038           992,179               967,412
FNMA                                                               5.000%        04/01/2038           995,902               971,042
FNMA                                                               5.000%        04/01/2038           399,501               389,528
FNMA(6)                                                            7.348%        06/17/2040        14,906,603                 6,164
FNMA                                                               5.000%        05/01/2038           998,734               973,804
GMAC Mortgage Corp. Loan Trust(1)                                  4.299%        12/19/2033         1,280,000             1,237,040
GNMA Trust(1,6)                                                    7.264%        01/16/2042         4,184,730                87,490
GNMA(1,6)                                                          5.834%        08/16/2043        14,223,608               198,609
JP Morgan Commercial Mortgage Securities                           4.475%        07/15/2041           594,904               570,715
LB Commercial Conduit Mortgage Trust(1,6)                          8.665%        10/25/2026         2,979,273                 2,470
LB-UBS Commercial Mortgage Trust(1)                                4.333%        02/15/2037         1,014,000               813,028
LB-UBS Commercial Mortgage Trust(1,2,6)                            5.666%        06/15/2038       283,741,054               425,810
LNR CDO Ltd.(2,8)                                                  6.000%        02/28/2043           250,000                42,195
Marathon Structured Finance CDO Ltd.(1,2,8)                        6.195%        07/26/2046           183,144               107,202
Merrill Lynch Mortgage Investments(1,6)                            7.450%        11/15/2026        20,905,420               662,261
Merrill Lynch Mortgage Investments(1)                              6.480%        11/15/2026            36,872                36,785
Morgan Stanley Capital I(1,2)                                      6.905%        06/03/2030           750,000               748,730
Salomon Brothers Mortgage Securities VII(1,2,6)                    7.518%        11/13/2011        47,013,526               970,571
Washington Mutual(1)                                               5.613%        01/25/2036           702,974               471,457
                                                                                                                      -------------
                                                                                                                         43,924,971

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                43,924,971
   (IDENTIFIED COST $46,418,495)                                                                                      -------------


CORPORATE BONDS (22.6%)
ELECTRIC UTILITIES (1.9%)
Dominion Resources(1)                                              3.866%        06/17/2010           700,000               698,904
FPL Group Capital(1)                                               3.696%        06/17/2011           700,000               705,670
                                                                                                                      -------------
                                                                                                                          1,404,574
FINANCE-BANKING (5.4%)
Bank of America(4,5)                                               5.650%        05/01/2018           800,000               673,834
Bank of America(4)                                                 8.417%        07/17/2028         1,800,000               328,820
Centura Bank                                                       6.500%        03/15/2009           195,000               196,734
Centura Capital Trust(2)                                           8.845%        06/01/2027           350,000               331,282

                                                  INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FINANCE-BANKING - CONTINUED
Colonial Bank NA Montgomery(2)                                     9.375%        06/01/2011           240,000         $     240,712
HSBC Holdings PLC                                                  6.800%        06/01/2038         1,000,000               846,782
HSBC(1)                                                            4.188%        09/29/2049           200,000               110,000
John Deere Capital(1)                                              3.567%        06/10/2011         1,200,000             1,202,400
                                                                                                                      -------------
                                                                                                                          3,930,564
FINANCE-BROKER RELATED (BROKERAGE) (4.4%)
Goldman Sachs Group                                                6.150%        04/01/2018         1,000,000               831,514
Jefferies Group                                                    6.250%        01/15/2036           270,000               167,360
JPMorgan Chase                                                     5.375%        10/01/2012         1,425,000             1,376,644
Lehman Brothers Holdings(9)                                        5.750%        04/25/2011           280,000                35,000
Lehman Brothers Holdings(9)                                        6.875%        05/02/2018         1,000,000               125,000
Morgan Stanley                                                     6.750%        04/15/2011           200,000               148,023
Morgan Stanley                                                     6.625%        04/01/2018           800,000               529,433
                                                                                                                      -------------
                                                                                                                          3,212,974
FINANCE-OTHER (1.4%)
American Express Credit                                            5.875%        05/02/2013           800,000               737,319
NLV Financial(2)                                                   7.500%        08/15/2033           250,000               242,084
                                                                                                                      -------------
                                                                                                                            979,403
INDUSTRIAL-CAPITAL GOODS (1.3%)
Eaton                                                              6.500%        06/01/2025         1,000,000               944,590
                                                                                                                      -------------

INDUSTRIAL-ENERGY (2.3%)
Suncor Energy                                                      6.850%        06/01/2039           400,000               347,712
Sunoco                                                             9.000%        11/01/2024         1,050,000             1,285,411
                                                                                                                      -------------
                                                                                                                          1,633,123
INDUSTRIAL-OTHER (1.9%)
Canal Pointe LLC(1,2,8)                                            8.024%        06/25/2014         1,125,000               338,297
Duane Park V Ltd.(1,2,8)                                           8.021%        09/25/2014         1,050,000               728,925
Grand CDO(1,2)                                                     9.204%        09/20/2016         1,000,000               312,354
                                                                                                                      -------------
                                                                                                                          1,379,576
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.3%)
GlaxoSmithKline Capital                                            6.375%        05/15/2038         1,000,000               938,792
                                                                                                                      -------------

INDUSTRIAL-TECHNOLOGY (0.6%)
IBM                                                                7.000%        10/30/2025           410,000               429,631
                                                                                                                      -------------

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (1.4%)
AT&T                                                               8.000%        11/15/2031         1,000,000             1,012,750
                                                                                                                      -------------

INDUSTRIAL-TRANSPORTATION (0.5%)
Southwest Airlines                                                 7.375%        03/01/2027           406,000               362,708
                                                                                                                      -------------

                                                  INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES (0.2%)
Entergy Arkansas                                                   4.500%        06/01/2010           150,000         $     148,105
                                                                                                                      -------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $20,668,732)                                                                      16,376,790
                                                                                                                      -------------


MUNICIPAL BONDS (2.5%)

Chicago Transit Authority, Series A                                6.899%        12/01/2040           700,000               728,602
Chicago Transit Authority, Series B                                6.899%        12/01/2040           800,000               832,688
Fort Walton Defense Housing(4,7)                                   5.208%        10/15/2009           250,000               240,025
                                                                                                                      -------------
                                                                                                                          1,801,315

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,738,874)                                                                        1,801,315
                                                                                                                      -------------

U.S. GOVERNMENT AND AGENCY SECURITIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.5%)
FHLMC(3)                                                           5.125%        07/18/2018           389,000               387,841
                                                                                                                      -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.6%)
FNMA                                                               5.500%        07/30/2025           450,000               433,015
                                                                                                                      -------------

SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (0.7%)
Small Business Administration                                      4.640%        05/01/2023           487,570               471,664
                                                                                                                      -------------

U.S. TREASURY BONDS & NOTES (13.9%)
U.S. Treasury Note                                                 2.125%        04/30/2010         2,000,000             2,009,532
U.S. Treasury STRIP(4,10)                                          4.019%        11/15/2017        11,795,036             8,076,509
                                                                                                                      -------------
                                                                                                                         10,086,041

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                                              11,378,561
   (IDENTIFIED COST $11,490,310)                                                                                      -------------



SHORT-TERM INVESTMENTS (1.5%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $1,087,043
collateralized by a U.S. Government Agency Security)(11)           1.410%        10/01/2008         1,087,000             1,087,000
                                                                                                                      -------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,087,000)                                                                 1,087,000
                                                                                                                      -------------

TOTAL INVESTMENTS (108.0%) (IDENTIFIED COST $90,661,079)(12)                                                             78,249,187

TOTAL LIABILITIES LESS OTHER ASSETS (-8.0%)                                                                              (5,790,156)
                                                                                                                      -------------
TOTAL NET ASSETS (100.0%)                                                                                             $  72,459,031
                                                                                                                      =============


                                                  INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENT
                                                                 INTEREST         DELIVERY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2008 (26.4%)
(COST PAYABLE $18,358,242)
FNMA                                                               5.000%        10/01/2038     $   1,000,000          $    974,375
GNMA                                                               5.000%        10/01/2036         2,000,000             1,961,250
GNMA                                                               5.000%        10/01/2036         1,000,000               980,625
GNMA                                                               6.000%        10/01/2036        13,000,000            13,190,944
GNMA                                                               6.000%        10/01/2036         2,000,000             2,029,376
                                                                                                                       ------------
                                                                                                                       $ 19,136,570
                                                                                                                       ============
TBA SALE COMMITMENTS AT SEPTEMBER 30, 2008 (28.2%)
(PROCEEDS RECEIVABLE $19,353,594)
FHLMC                                                              5.500%        10/15/2037        (3,500,000)         $ (3,481,408)
FNMA                                                               5.500%        09/01/2031       (12,000,000)          (11,966,256)
FNMA                                                               5.500%        09/01/2031        (4,000,000)           (3,988,752)
FNMA                                                               5.000%        10/01/2038        (1,000,000)             (974,375)
                                                                                                                       ------------
                                                                                                                       $(20,410,791)
                                                                                                                       ============

-----------------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                                       UNREALIZED
                                                                                                  UNITS PER           APPRECIATION/
TYPE                                                           EXPIRATION       CONTRACTS          CONTRACT          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
10 Year U.S. Treasury Note Future (Buy)                         12/22/08           130              1,000              $   (127,792)
90 Day Euro Future (Buy)                                        03/15/10           35               2,500                   30,5390
90 Day Euro Future (Buy)                                        03/16/09           35               2,500                    (6,413)
90 Day Euro Future (Buy)                                        06/18/09           11               2,500                    (1,887)
90 Day Euro Future (Buy)                                        12/17/08           35               2,500                    (2,058)
90 Day Euro Future (Buy)                                        12/17/09           10               2,500                    (1,725)
5 Year US Treasury Note Future (Sell)                           12/22/08          (14)              1,000                    (3,973)
U.S. Long Bond Future (Sell)                                    12/22/08          (62)              1,000                    34,844
                                                                                                                       ------------
                                                                                                                       $    (78,465)
                                                                                                                       ============

(1) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3) REPRESENTS A STEP BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.
(4) REPRESENTS A ZERO COUPON BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.
(5)   REPRESENTS A MINIMUM COUPON RATE OF 3.000%
(6) INTEREST ONLY SECURITY. RATE DISCLOSED IS THEEFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.
(7) SECURITY HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(8) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF TRUSTEES.
(9)   SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(10)  PRINCIPAL ONLY SECURITY.
(11)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(12)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                                               SHORT-INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES (11.5%)
ASSET-BACKED SECURITIES (OTHER) (11.0%)
Argent Securities(1)                                               3.497%        07/25/2036     $     455,000         $      71,363
Bear Stearns Commercial Mortgage Securities                        5.064%        05/14/2016         1,000,000             1,003,335
Bear Stearns Commercial Mortgage Securities(1,2)                   0.217%        11/11/2041        62,391,098               886,440
Captec Franchise Trust(1,2,4,6)                                    1.007%        10/25/2018        18,187,209               273,481
CDO Repackaging Trust Series(1,2)                                  4.591%        01/17/2036           522,914               340,059
CNL Funding(1,2,4)                                                 1.545%        09/18/2012         7,458,659               127,901
Commercial Industrial Finance(1,2,6)                               6.810%        03/01/2021           650,000               191,953
Countrywide Home Loan Mortgage Pass Through Trust(1)               5.250%        12/25/2009           247,064               248,186
Falcon Franchise Loan(1,2,4)                                       3.214%        06/05/2020         7,435,074               980,790
Falcon Franchise Loan(2)                                           6.067%        01/05/2023           385,596               365,729
Falcon Franchise Loan(2)                                           4.856%        01/05/2025           213,474               176,984
Falcon Franchise(1,2,4)                                            2.970%        01/05/2023         1,165,065                92,386
Luxembourg Fund Holdings of KODIAK Currency(1,2,6)                 4.302%        08/07/2037         1,040,489                93,768
Orion Ltd. CDO(1,2,6)                                              7.794%        09/10/2046           340,087                16,856
Restructured Asset Securities(1,2,6)                               3.712%        01/29/2022         1,550,000               464,506
SACO I(1)                                                          3.647%        01/25/2037           700,000                28,362
                                                                                                                       ------------
                                                                                                                          5,362,099
FINANCE-OTHER (0.5%)
Centex Home Equity Company, LLC(1,2)                               6.707%        07/25/2034           255,991                 4,248
Home Equity Mortgage Trust                                         5.367%        07/25/2036           527,390               245,297
                                                                                                                       ------------
                                                                                                                            249,545

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $11,607,664)                                                               5,611,644
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (55.9%)
Banc of America SST(2)                                             6.274%        10/11/2033         1,000,000               944,438
Banc of America                                                    4.429%        11/10/2039           260,000               246,089
Commercial Mortgage(1,2)                                           7.191%        02/14/2034           150,000               139,443
Countrywide Alternative Loan Trust                                 6.000%        05/25/2036           999,485               661,534
CS First Boston Mortgage Securities                                6.300%        11/15/2030            24,355                24,338
Entertainment Properties Trust(2)                                  6.223%        02/15/2018           400,000               344,008
FHLMC                                                              4.500%        03/15/2019           364,461               350,944
FHLMC                                                              5.500%        10/15/2034         1,210,000             1,140,521
First Union National Bank Commercial Mortgage                      6.423%        08/15/2033           456,533               460,486
FNMA                                                               5.500%        11/25/2032           500,000               502,313
FNMA(1,4)                                                          1.157%        02/25/2035         1,622,878                13,286
FNMA                                                               5.500%        01/01/2037         3,188,436             3,183,997
FNMA                                                               5.500%        02/01/2038        12,727,535            12,703,852

                                               SHORT-INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FNMA(4)                                                            7.348%        06/17/2040     $  29,570,424         $      12,201
GE Capital Commercial Mortgage                                     6.496%        01/15/2033           285,481               286,656
GMAC Commercial Mortgage Securities(1)                             6.590%        05/15/2033           160,000               159,591
GMAC Mortgage Corp. Loan Trust(1)                                  4.299%        12/19/2033           250,000               241,609
GNMA Trust(1,4)                                                    7.264%        01/16/2042         9,732,197               203,471
GNMA                                                               3.360%        08/16/2022           213,319               211,185
Government Lease Trust(2)                                          4.000%        05/18/2011           877,041               862,352
Harborview Mortgage Loan Trust(1)                                  3.611%        06/19/2034            13,067                 9,047
LB-UBS Commercial Mortgage Trust                                   4.071%        09/15/2026           469,866               455,895
Marathon Structured Finance CDO Ltd.(1,2,6)                        6.195%        07/26/2046         1,033,122               604,731
Morgan Stanley Capital I(1,2)                                      6.905%        06/03/2030           250,000               249,577
Preferred Term Securities XII(1,2)                                 4.630%        03/24/2034           650,000               513,500
Salomon Brothers Mortgage Securities VII(1,2,4)                    7.518%        11/13/2011        87,651,167             1,809,514
Washington Mutual(1)                                               5.613%        01/25/2036         1,388,698               931,345
                                                                                                                       ------------
                                                                                                                         27,265,923

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                27,265,923
   (IDENTIFIED COST $29,855,106)                                                                                      -------------


CORPORATE BONDS (19.8%)
DIVERSIFIED FINANCIAL SERVICES (2.5%)
General Electric Capital                                           5.720%        08/22/2011           500,000               483,992
General Electric Capital                                           6.900%        09/15/2015           725,000               725,078
                                                                                                                      -------------
                                                                                                                          1,209,070
ELECTRIC UTILITIES (3.7%)
Dominion Resources(1)                                              3.866%        06/17/2010           500,000               499,217
FPL Group Capital(1)                                               3.696%        06/17/2011           500,000               504,050
MP Environmental Funding LLC                                       4.982%        07/15/2014           826,477               821,687
                                                                                                                      -------------
                                                                                                                          1,824,954
FINANCE-BANKING (5.4%)
Centura Bank                                                       6.500%        03/15/2009           250,000               252,224
Centura Capital Trust(2)                                           8.845%        06/01/2027           460,000               435,399
HSBC Holdings PLC                                                  6.800%        06/01/2038           300,000               254,035
John Deere Capital(1)                                              3.567%        06/10/2011           800,000               801,600
M&T Trust(1,2)                                                     5.383%        04/01/2013         1,000,000               876,952
                                                                                                                      -------------
                                                                                                                          2,620,210
FINANCE-BROKER RELATED (BROKERAGE) (1.1%)
Goldman Sachs Group                                                6.150%        04/01/2018           300,000               249,454
Lehman Brothers Holdings(7)                                        5.750%        04/25/2011           415,000                51,875
Lehman Brothers Holdings(7)                                        6.875%        05/02/2018           300,000                37,500
Morgan Stanley                                                     6.625%        04/01/2018           300,000               198,537
                                                                                                                      -------------
                                                                                                                            537,366

                                               SHORT-INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FINANCE-OTHER (1.7%)
American Express Credit                                            5.875%        05/02/2013     $     600,000         $     552,989
Regional Diversified Funding(1,2,6)                                4.120%        01/25/2036         1,000,000               279,961
                                                                                                                      -------------
                                                                                                                            832,950
INDUSTRIAL-ENERGY (0.5%)
Suncor Energy                                                      6.850%        06/01/2039           300,000               260,784
                                                                                                                      -------------

INDUSTRIAL-OTHER (1.6%)
Canal Pointe LLC(1,2,6)                                            8.024%        06/25/2014           500,000               150,354
Duane Park V Ltd.(1,2,6)                                           8.021%        09/25/2014           775,000               538,016
Grand CDO(1,2,6)                                                   9.204%        09/20/2016           250,000                78,089
                                                                                                                      -------------
                                                                                                                            766,459
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (0.6%)
GlaxoSmithKline Capital                                            6.375%        05/15/2038           300,000               281,638
                                                                                                                      -------------

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.6%)
AT&T                                                               8.000%        11/15/2031           300,000               303,825
                                                                                                                      -------------

SOVEREIGN AGENCY (1.0%)
Tennessee Valley Authority Principal - Strip(3,5)                  7.684%        04/15/2042           500,000               469,640
                                                                                                                      -------------

UTILITIES (1.1%)
Entergy Arkansas                                                   4.500%        06/01/2010           550,000               543,051
                                                                                                                      -------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $12,219,498)                                                                       9,649,947
                                                                                                                      -------------


MUNICIPAL BONDS (1.3%)

Chicago Transit Authority, Series A                                6.899%        12/01/2040           300,000               312,258
Chicago Transit Authority, Series B                                6.899%        12/01/2040           300,000               312,258
                                                                                                                      -------------
                                                                                                                            624,516

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $600,000)                                                                            624,516
                                                                                                                      -------------

U.S. GOVERNMENT AND AGENCY SECURITIES (5.6%)
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (0.6%)
HUD                                                                6.330%        08/01/2013           295,000               298,460
                                                                                                                      -------------

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (2.1%)
FAMC                                                               5.900%        03/03/2009         1,000,000             1,011,702
                                                                                                                      -------------

                                               SHORT-INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.0%)
FHLMC(1)                                                           7.000%        01/15/2037     $       7,352         $       5,708
                                                                                                                      -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.0%)
FNMA                                                               7.000%        12/01/2008               320                   322
FNMA                                                               6.000%        07/25/2033           500,000               508,940
                                                                                                                      -------------
                                                                                                                            509,262
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.9%)
Small Business Administration                                      8.017%        02/10/2010           377,978               387,821
Small Business Administration                                      4.640%        05/01/2023           553,906               535,835
                                                                                                                      -------------
                                                                                                                            923,656

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                                               2,748,788
(IDENTIFIED COST $2,752,519)                                                                                          -------------



SHORT-TERM INVESTMENTS (0.2%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $89,003
collateralized by a U.S. Government Agency Security)(8)            1.410%        10/01/2008            89,000                89,000



TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $89,000)                                                                       89,000
                                                                                                                      -------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS (0.0%)
U.S. 5 Year, Expires December 2008, Strike Price $101
                                                                                   127                                        1,984
                                                                                                                      -------------


TOTAL PURCHASED OPTIONS (IDENTIFIED COST $2,302)                                                                              1,984
                                                                                                                      -------------

TOTAL INVESTMENTS (94.3%) (IDENTIFIED COST $57,126,089)(9)                                                               45,991,802


TOTAL OTHER ASSETS LESS LIABILITIES (5.7%)                                                                                2,780,704
                                                                                                                      -------------
TOTAL NET ASSETS (100.0%)                                                                                             $  48,772,506
                                                                                                                      =============

                                               SHORT-INTERMEDIATE FIXED-INCOME FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         DELIVERY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2008 (14.2%)
(Cost Payable $7,015,547)
GNMA                                                               6.500%        11/01/2033     $   1,000,000         $   1,020,938
GNMA                                                               5.000%        10/01/2036         1,000,000               980,625
GNMA                                                               5.000%        10/01/2036           900,000               882,563
GNMA                                                               6.000%        10/01/2036         4,000,000             4,058,752
                                                                                                                      -------------
                                                                                                                      $   6,942,878
                                                                                                                      =============
TBA SALE COMMITMENTS AT SEPTEMBER 30, 2008 (31.7%)
(Proceeds Receivable $15,395,664)
FNMA                                                               5.500%        09/01/2031       (12,500,000)          (12,464,850)
FNMA                                                               5.500%        09/01/2031        (3,000,000)           (2,991,564)
                                                                                                                      -------------
                                                                                                                      $ (15,456,414)
                                                                                                                      =============


-----------------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                                       UNREALIZED
                                                                                                  UNITS PER           APPRECIATION/
TYPE                                                           EXPIRATION       CONTRACTS          CONTRACT          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

5 Year U.S. Treasury Note Future (Buy)                          12/22/08           112                  1,000         $      39,375
90 Day Euro Future (Buy)                                        03/15/10            59                  2,500                36,061
90 Day Euro Future (Buy)                                        03/16/09            1                   2,500                 1,950
90 Day Euro Future (Buy)                                        06/18/09            7                   2,500                (2,887)
90 Day Euro Future (Buy)                                        12/17/08            22                  2,500                (1,283)
90 Day Euro Future (Buy)                                        12/17/09            7                   2,500                (1,208)
10 Year U.S. Treasury Note Future (Sell)                        12/22/08           (3)                  1,000                 1,492
U.S. Long Bond Future (Sell)                                    12/22/08           (58)                 1,000                33,047
                                                                                                                      -------------
                                                                                                                      $     106,547
                                                                                                                      =============


(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD OF TRUSTEES.
(3)  REPRESENTS A STEP BOND. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(4)  INTEREST ONLY SECURITY. RATE DISCLOSED IS YIELD TO MATURITY.
(5)  PO -- PRINCIPAL ONLY.
(6) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF TRUSTEES.
(7)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(8)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(9)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                                       ACCESSOR MORTGAGE SECURITIES FUND
                                            SCHEDULE OF INVESTMENTS
                                      AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                          INTEREST     MATURITY        PRINCIPAL
DESCRIPTION                                                 RATE         DATE            AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES (0.9%)
JP Morgan Mortgage Acquisition(1)                          3.267%     04/01/2037      $  469,924          $    432,495
Merrill Lynch First Franklin Mortgage Loan Trust(1)        3.327%     04/25/2037         244,974               234,146
                                                                                                          ------------
                                                                                                               666,641

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $681,432)                                                       666,641
                                                                                                          ------------

PROJECT LOANS (0.0%)
Merrill Lynch 42(5)                                        7.430%     09/01/2022           2,497                 2,547
                                                                                                          ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,531)                                                                     2,547
                                                                                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (96.3%)
COLLATERALIZED MORTGAGE OBLIGATION - OTHER (17.4%)
Banc of America Alternative Loan Trust (2003-10
   6A2)                                                    5.500%     12/25/2018         170,136               161,257
Banc of America Alternative Loan Trust (2004-3 4A1)        5.000%     04/25/2019         233,160               217,495
Bear Stearns Adjustable Rate Mortgage Trust(1)             4.764%     12/25/2035         483,359               434,068
Chase Mortgage Finance                                     5.000%     03/25/2018         257,801               253,774
Countrywide Alternative Loan Trust (2007-16CB)             6.000%     08/25/2037         395,240               310,904
Countrywide Alternative Loan Trust                         6.000%     02/25/2017         220,930               213,957
Countrywide Alternative Loan Trust                         5.000%     07/25/2018          91,772                83,771
Countrywide Alternative Loan Trust                         5.000%     01/25/2020         101,508                93,673
Countrywide Alternative Loan Trust                         5.250%     03/25/2035         150,216               126,257
Countrywide Alternative Loan Trust                         5.250%     06/25/2035         349,341               288,684
Countrywide Alternative Loan Trust                         5.500%     07/25/2035         646,020               482,698
Countrywide Alternative Loan Trust                         5.500%     02/25/2036         461,495               395,581
Countrywide Alternative Loan Trust                         5.750%     03/25/2037         392,267               316,326
Countrywide Alternative Loan Trust(5)                      6.000%     08/25/2037         332,566               246,099
Countrywide Alternative Loan Trust(5)                      6.000%     08/25/2037         456,296               342,222
Countrywide Home Loan Mortgage Pass Through
   Trust                                                   5.000%     05/25/2019         162,186               152,911
Countrywide Home Loan Mortgage Pass Through
   Trust(1)                                                4.241%     05/20/2034         305,689               278,377
Countrywide Home Loan Mortgage Pass Through
   Trust                                                   5.500%     11/25/2035          46,784                46,812
Deutsche ALT-A Securities Alternate Loan
   Trust(1)                                                3.707%     02/25/2035         607,136               509,041

                                         ACCESSOR MORTGAGE SECURITIES FUND
                                             SCHEDULE OF INVESTMENTS
                                       AS OF SEPTEMBER 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                         INTEREST     MATURITY        PRINCIPAL
DESCRIPTION                                                RATE         DATE            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATION - OTHER - CONTINUED
FHLMC                                                     5.500%     02/15/2017      $  480,930          $    490,127
First Horizon Alternative Mortgage Securities             5.500%     03/25/2035         169,389               148,806
First Horizon Asset Securities                            5.000%     05/25/2018         351,172               349,654
GSR Mortgage Loan Trust(1)                                5.171%     10/25/2035         457,571               385,948
GSR Mortgage Loan Trust(1)                                5.178%     01/25/2036         946,648               830,255
GSR Mortgage Loan Trust                                   5.750%     02/25/2036         264,408               262,289
GSR Mortgage Loan Trust                                   5.000%     05/25/2037         308,292               262,598
GSR Mortgage Loan Trust(1)                                3.397%     08/25/2046         334,655               203,338
Indymac INDA Mortgage Loan Trust(1)                       6.007%     03/25/2037         355,086               295,080
JP Morgan Mortgage Trust                                  5.500%     12/25/2019         232,094               215,340
Lehman Mortgage Trust                                     5.500%     12/25/2035         237,057               210,850
Master Asset Securitization Trust                         5.250%     08/25/2019          88,766                83,690
Residential Accredit Loans                                5.500%     12/25/2017         342,247               331,231
Residential Accredit Loans                                5.000%     03/25/2019         207,819               195,934
Residential Funding Mortgage Securities I                 5.000%     01/25/2018         435,418               410,518
Residential Funding Mortgage Securities I                 5.250%     07/25/2035         460,000               417,634
Residential Funding Mortgage Securities I                 6.000%     02/25/2037         232,477               231,253
Structured Asset Securities                               5.000%     03/25/2035         318,491               267,788
Washington Mutual                                         5.000%     11/25/2018          68,317                64,410
Wells Fargo Alternative Loan Trust                        6.000%     06/25/2037       1,854,208             1,227,254
Wells Fargo Alternative Loan Trust                        5.750%     07/25/2037         750,000               508,874
Wells Fargo Mortgage Backed Securities Trust              5.000%     01/25/2019         531,427               501,036
Wells Fargo Mortgage Backed Securities Trust              6.000%     09/25/2037         495,288               444,007
                                                                                                         ------------
                                                                                                           13,291,821
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (1.0%)
FHLMC                                                     5.500%     06/15/2036         330,000               316,463
FHLMC(1,2)                                                3.643%     03/15/2037         821,756                53,990
FHLMC(1)                                                  5.186%     07/01/2038         375,000               378,271
                                                                                                         ------------
                                                                                                              748,724
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (10.7%)
FHLMC - Gold                                              7.500%     09/01/2014          12,873                13,536
FHLMC - Gold                                              7.000%     06/01/2015             307                   324
FHLMC - Gold                                              7.500%     07/01/2015           1,196                 1,261
FHLMC - Gold                                              8.000%     07/01/2024           3,125                 3,397
FHLMC - Gold                                              8.000%     07/01/2024          35,750                38,856
FHLMC - Gold                                              8.000%     07/01/2024             447                   486
FHLMC - Gold                                              8.000%     08/01/2024           2,161                 2,348
FHLMC - Gold                                              8.000%     07/01/2025          27,388                29,760
FHLMC - Gold                                              8.000%     09/01/2025             286                   311
FHLMC - Gold                                              8.000%     11/01/2025             990                 1,075
FHLMC - Gold                                              8.000%     12/01/2025           3,865                 4,199
FHLMC - Gold                                              8.000%     01/01/2026             346                   375
FHLMC - Gold                                              8.000%     06/01/2026           7,542                 8,182

                                       ACCESSOR MORTGAGE SECURITIES FUND
                                            SCHEDULE OF INVESTMENTS
                                      AS OF SEPTEMBER 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                         INTEREST     MATURITY        PRINCIPAL
DESCRIPTION                                                RATE         DATE            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
FHLMC - Gold                                              5.500%     01/01/2029      $   20,814          $     20,813
FHLMC - Gold                                              5.000%     04/01/2035       3,451,497             3,367,498
FHLMC - Gold                                              6.000%     04/01/2038       1,825,665             1,849,852
FHLMC - Gold                                              6.000%     04/01/2038         280,194               283,906
FHLMC - Gold                                              5.500%     08/01/2038       1,993,415             1,984,411
FHLMC                                                     6.000%     11/15/2023          28,268                28,265
FHLMC(1)                                                  5.138%     03/01/2038         523,350               526,131
                                                                                                         ------------
                                                                                                            8,164,986
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (66.8%)
FNMA                                                      6.500%     03/01/2029          54,643                56,596
FNMA                                                      6.500%     03/01/2029           6,149                 6,365
FNMA                                                      6.500%     06/01/2029           6,488                 6,715
FNMA                                                      6.500%     07/01/2029           7,583                 7,849
FNMA                                                      6.500%     07/01/2029           1,145                 1,186
FNMA                                                      7.500%     09/01/2029          65,888                71,301
FNMA                                                      6.500%     09/01/2031           6,937                 7,174
FNMA                                                      7.500%     12/01/2031           6,524                 7,040
FNMA                                                      6.500%     07/01/2032           5,049                 5,217
FNMA                                                      6.500%     07/01/2032           1,939                 2,004
FNMA                                                      6.500%     01/01/2033           5,981                 6,185
FNMA                                                      6.500%     10/01/2033          53,847                55,536
FNMA                                                      5.000%     11/01/2033       4,985,321             4,873,350
FNMA                                                      5.000%     03/01/2034         955,593               934,128
FNMA                                                      6.500%     07/01/2034          70,695                72,780
FNMA                                                      5.000%     08/01/2034         261,299               255,311
FNMA                                                      5.000%     08/01/2034          86,671                84,725
FNMA                                                      6.500%     09/01/2034          28,039                28,866
FNMA                                                      5.000%     10/01/2034         672,578               657,471
FNMA                                                      5.000%     12/01/2034         387,426               378,723
FNMA                                                      5.500%     03/01/2035       4,093,577             4,090,438
FNMA                                                      5.000%     12/01/2035       1,243,877             1,214,771
FNMA                                                      5.000%     01/01/2036       3,231,832             3,154,188
FNMA                                                      5.000%     02/01/2036       3,061,722             2,988,165
FNMA                                                      5.500%     05/01/2036       1,438,674             1,436,672
FNMA                                                      6.000%     01/01/2037         182,789               185,353
FNMA                                                      6.000%     02/01/2037       1,428,897             1,448,944
FNMA                                                      5.500%     08/01/2037       4,152,421             4,146,640
FNMA                                                      6.500%     08/01/2037       1,303,218             1,337,719
FNMA                                                      6.500%     08/01/2037         528,654               542,649
FNMA                                                      6.000%     09/01/2037         459,124               465,494
FNMA                                                      6.500%     09/01/2037         531,586               545,658
FNMA                                                      5.500%     10/01/2037         651,041               649,829
FNMA                                                      5.500%     11/01/2037       2,981,463             2,975,747

                                       ACCESSOR MORTGAGE SECURITIES FUND
                                            SCHEDULE OF INVESTMENTS
                                      AS OF SEPTEMBER 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                         INTEREST     MATURITY        PRINCIPAL
DESCRIPTION                                                RATE         DATE            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY - CONTINUED
FNMA                                                      5.500%     12/01/2037      $  983,400          $    981,515
FNMA                                                      6.000%     03/01/2038       3,840,780             3,894,063
FNMA                                                      6.000%     04/01/2038         483,079               489,829
FNMA                                                      6.000%     04/01/2038       1,219,827             1,236,941
FNMA                                                      6.000%     04/01/2038       2,950,448             2,991,380
FNMA                                                      5.500%     05/01/2038       1,982,923             1,978,924
FNMA                                                      5.500%     06/01/2038       4,886,595             4,877,227
FNMA(1)                                                   5.160%     07/01/2038         449,250               453,209
FNMA(1)                                                   5.305%     08/01/2038         524,795               530,747
FNMA(1)                                                   5.558%     08/01/2038         449,526               457,877
FNMA(1)                                                   4.856%     08/01/2038         374,886               376,070
                                                                                                         -------------
                                                                                                           50,968,571
FEDERAL NATIONAL MORTGAGE CORP (FNMA) (0.2%)
FNMA(1,2)                                                 3.993%     01/25/2037       1,301,719               116,204
FNMA(1,2)                                                 3.033%     03/25/2038       1,172,049                69,735
                                                                                                         -------------
                                                                                                              185,939
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-PASS-THROUGH-AGENCY (0.2%)
GNMA                                                      5.500%     04/15/2014          44,535                46,234
GNMA                                                      6.500%     08/15/2014           3,704                 3,865
GNMA                                                      8.000%     03/15/2017           1,444                 1,576
GNMA                                                      6.500%     12/15/2023          21,856                22,470
GNMA                                                      8.000%     09/20/2026          39,048                42,706
GNMA                                                      7.500%     10/15/2029           7,339                 7,914
                                                                                                         -------------
                                                                                                              124,765

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                  73,484,806
   (IDENTIFIED COST $75,063,418)                                                                         ------------

                                       ACCESSOR MORTGAGE SECURITIES FUND
                                            SCHEDULE OF INVESTMENTS
                                      AS OF SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                   INTEREST          MATURITY            PRINCIPAL
DESCRIPTION                                          RATE              DATE                AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.4%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $1,849,072
collateralized by a U.S. Government
Agency Security(3)                                 1.410%           10/01/2008          $  1,849,000     $  1,849,000

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,849,000)                                                   1,849,000
                                                                                                         ------------

TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $77,596,381)(4)                                                 76,002,994

TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                    331,772
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 76,334,766
                                                                                                         ============


--------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENT
                                                        INTEREST              DELIVERY         PRINCIPAL
DESCRIPTION                                               RATE                  DATE            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2008 (27.2%) (COST PAYABLE $20,884,969)
FHLMC                                                    4.500%               10/23/2013     $   200,000           194,625
FHLMC                                                    6.000%               10/01/2019         100,000           101,531
FHLMC                                                    6.500%               10/01/2033         400,000           410,125
FHLMC                                                    6.500%               10/01/2033         600,000           615,187
FHLMC                                                    5.500%               10/15/2037       3,900,000         3,879,283
FHLMC                                                    5.500%               10/15/2037       2,300,000         2,287,783
FHLMC                                                    5.500%               10/15/2037         400,000           397,875
FNMA                                                     4.500%               10/20/2021         900,000           876,938
FNMA                                                     4.500%               10/20/2021         700,000           682,062
FNMA                                                     6.000%               10/20/2021         100,000           101,844
FNMA                                                     5.000%               10/01/2022       1,000,000           992,812
FNMA                                                     5.500%               10/15/2022         300,000           302,343
FNMA                                                     4.500%               10/14/2034       1,200,000         1,134,750
GNMA                                                     6.000%               12/01/2033       1,500,000         1,518,750
GNMA                                                     6.500%               10/01/2034       1,900,000         1,944,532
GNMA                                                     6.500%               10/01/2034       1,500,000         1,535,157
GNMA                                                     5.500%               11/01/2034       1,500,000         1,501,407
GNMA                                                     5.500%               11/01/2034         700,000           700,657
GNMA                                                     6.000%               10/01/2036       1,400,000         1,420,563
GNMA                                                     6.000%               10/01/2036         200,000           202,938
                                                                                                               ------------
                                                                                                               $20,801,162
                                                                                                               ============

                                       ACCESSOR MORTGAGE SECURITIES FUND
                                            SCHEDULE OF INVESTMENTS
                                      AS OF SEPTEMBER 30, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENT
                                                        INTEREST              DELIVERY        PRINCIPAL
DESCRIPTION                                               RATE                  DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------
TBA SALE COMMITMENTS AT SEPTEMBER 30, 2008 (10.8%) (PROCEEDS RECEIVABLE $8,249,864)
FHLMC                                                    5.000%               10/15/2033      $ (600,000)         $ (584,437)
FHLMC                                                    6.000%               10/15/2033      (2,100,000)         (2,125,595)
FNMA                                                     5.000%               12/01/2017        (700,000)           (682,062)
FNMA                                                     5.500%               09/01/2031      (1,100,000)         (1,096,907)
FNMA                                                     5.500%               09/01/2031        (400,000)           (398,875)
FNMA                                                     6.000%               11/01/2037      (1,100,000)         (1,112,032)
FNMA                                                     6.500%               11/15/2037      (2,200,000)         (2,251,564)
                                                                                                                 -----------
                                                                                                                 $(8,251,472)
                                                                                                                 ===========

------------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                                  UNREALIZED
                                                                                               UNITS PER         APPRECIATION/
TYPE                                                    EXPIRATION         CONTRACTS           CONTRACT         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
10 Year U.S. Treasury Note Future (Sell)                12/22/2008           (85)                  1,000         $    87,503
5 Year U.S. Treasury Note Future (Buy)                  12/22/2008            32                   1,000             (66,010)
2 Year U.S. Treasury Note Future (Buy)                  12/31/2008            34                   2,000               8,175
                                                                                                                 -----------
                                                                                                                 $    29,668
                                                                                                                 ===========

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(2)  INTEREST ONLY SECURITY.
(3)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(4)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
(5) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF TRUSTEES.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                                              SCHEDULE OF INVESTMENTS
                                        AS OF SEPTEMBER 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                         INTEREST     MATURITY               PRINCIPAL
DESCRIPTION                                                RATE        DATE                    AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (26.2%)
FHLMC Stated Final                                        3.255%     12/15/2010             $ 1,098,072       $   1,104,179
FHLMC                                                     4.000%     06/15/2013               1,718,158           1,709,157
FHLMC                                                     5.000%     11/15/2016               3,500,000           3,551,245
FHLMC                                                     5.250%     05/15/2017               1,551,013           1,563,783
FNMA                                                      5.500%     12/25/2014               1,268,400           1,292,099
FNMA                                                      5.000%     10/25/2016               2,500,000           2,516,618
FNMA                                                      5.500%     02/25/2017               2,032,292           2,072,038
FNMA                                                      4.500%     09/25/2020                 250,000             248,070
FNMA                                                      4.000%     11/25/2025                 207,159             206,903
FNMA(1)                                                   4.201%     03/25/2027               1,635,892           1,609,140
                                                                                                              -------------
                                                                                                                 15,873,232

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST $15,617,500)
                                                                                                                 15,873,232
                                                                                                              -------------

U.S. AGENCY BONDS (66.2%)
FEDERAL FARM CREDIT BANK (FFCB) (3.3%)
FFCB                                                      3.050%     06/23/2010               1,000,000             995,156
FFCB                                                      3.950%     07/15/2011               1,000,000           1,002,225
                                                                                                              -------------
                                                                                                                  1,997,381
FEDERAL HOME LOAN BANK (FHLB) (14.1%)
FHLB                                                      3.250%     02/02/2009                 500,000             500,297
FHLB                                                      3.250%     09/25/2009               1,000,000           1,000,940
FHLB(2)                                                   3.625%     10/02/2009               1,000,000           1,001,340
FHLB                                                      3.650%     06/25/2010               2,000,000           2,006,728
FHLB                                                      3.460%     04/28/2011               2,000,000           1,994,888
FHLB                                                      4.200%     07/21/2011               1,000,000           1,004,489
FHLB                                                      4.875%     10/19/2011               1,000,000           1,014,061
                                                                                                              -------------
                                                                                                                  8,522,743
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.6%)
FHLMC                                                     4.050%     09/12/2011               2,000,000           2,002,604
FHLMC                                                     5.000%     06/15/2015               1,387,653           1,397,721
                                                                                                              -------------
                                                                                                                  3,400,325
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (13.0%)
FHLMC - Gold                                              3.500%     02/01/2009               1,769,229           1,761,297
FHLMC - Gold                                              4.500%     09/01/2013                 969,637             969,138
FHLMC - Gold                                              4.000%     04/01/2014                 208,641             205,923
FHLMC - Gold                                              4.000%     05/01/2014               1,974,483           1,948,696
FHLMC - Gold                                              4.500%     06/01/2014               1,878,566           1,874,323

                                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                                             SCHEDULE OF INVESTMENTS
                                       AS OF SEPTEMBER 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                         INTEREST     MATURITY               PRINCIPAL
DESCRIPTION                                                RATE        DATE                    AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
FHLMC - Gold                                              5.000%     10/01/2014             $ 1,084,050       $   1,093,416
                                                                                                              -------------
                                                                                                                  7,852,793
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (6.8%)
FNMA                                                      4.500%     05/01/2014                 954,315             951,128
FNMA                                                      4.500%     07/01/2014               1,930,936           1,923,716
FNMA                                                      5.000%     02/01/2015               1,257,930           1,266,519
                                                                                                              -------------
                                                                                                                  4,141,363
FEDERAL NATIONAL MORTGAGE CORP (FNMA) (8.2%)
FNMA                                                      5.080%     05/14/2010                 500,000             506,532
FNMA                                                      3.250%     02/25/2011               2,000,000           1,988,544
FNMA(2)                                                   4.000%     06/30/2023               2,477,000           2,459,693
                                                                                                              -------------
                                                                                                                  4,954,769
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (15.2%)
SBA(1)                                                    3.000%     02/25/2010                  13,521              13,511
SBA(1)                                                    4.875%     03/25/2011                  16,978              16,994
SBA(1)                                                    2.875%     03/25/2013                  60,926              61,105
SBA(1)                                                    3.000%     10/25/2013               1,656,001           1,664,896
SBA(1)                                                    3.000%     01/25/2014                   2,829               2,845
SBA(1)                                                    6.015%     05/25/2014                 231,646             242,430
SBA(1)                                                    5.250%     06/25/2014                   3,909               3,973
SBA(1)                                                    4.325%     11/25/2014               1,038,911           1,071,793
SBA(1)                                                    3.375%     04/25/2016                  14,308              14,152
SBA(1)                                                    5.375%     07/25/2016                  34,251              35,000
SBA                                                       7.139%     02/01/2017                  28,226             28,595
SBA(1)                                                    3.000%     03/25/2017                  12,693              12,837
SBA(1)                                                    3.125%     07/25/2017                  41,016              41,609
SBA(1)                                                    3.125%     09/25/2017                   6,187               6,278
SBA(1)                                                    3.000%     12/25/2017                 265,901             269,118
SBA(1)                                                    3.000%     02/25/2018                  13,892              14,062
SBA(1)                                                    2.550%     05/25/2018               2,004,612           2,006,723
SBA(1)                                                    2.750%     08/25/2018                 399,144             401,620
SBA(1)                                                    2.700%     01/25/2019                  37,387              37,585
SBA(1)                                                    3.000%     06/25/2019                  87,047              88,232
SBA(1)                                                    2.500%     06/25/2020               1,933,405           1,934,252
SBA(1)                                                    2.500%     04/25/2021                  59,980              60,031
SBA(1)                                                    5.375%     04/25/2021                   6,488               6,551
SBA(1)                                                    4.875%     07/25/2021                  13,253              13,710
SBA(1)                                                    2.625%     10/25/2021                 185,542             186,337
SBA(1)                                                    2.500%     09/25/2022                  10,407              10,420
SBA                                                       7.125%     06/25/2024                  59,026              60,803

                                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                                            SCHEDULE OF INVESTMENTS
                                      AS OF SEPTEMBER 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                         INTEREST     MATURITY               PRINCIPAL
DESCRIPTION                                                RATE        DATE                    AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------

SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) - CONTINUED
SBA(1)                                                    5.375%     10/25/2024              $   28,808       $      31,118
SBA(1)                                                    2.750%     11/25/2024                  83,968              84,787
SBA(1)                                                    2.625%     01/25/2025                 188,713             189,875
SBA(1)                                                    5.875%     02/25/2025                  41,344              44,540
SBA(1)                                                    5.125%     06/25/2025                  15,052              15,688
SBA(1)                                                    5.125%     09/25/2025                  29,971              30,960
SBA(1)                                                    5.375%     10/25/2025                  29,561              31,606
SBA(1)                                                    2.450%     02/25/2030                 489,949             490,153
                                                                                                              -------------
                                                                                                                  9,224,189

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $40,070,524)                                                            40,093,563
                                                                                                              -------------

SHORT-TERM INVESTMENTS (9.2%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $5,582,219
collateralized by a U.S. Government
Security Agency)(3)                                       1.410%     10/01/2008               5,582,000           5,582,000
                                                                                                              -------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,582,000)                                                         5,582,000
                                                                                                              -------------

TOTAL INVESTMENTS (101.6%) (IDENTIFIED COST $61,270,024)(4)                                                      61,548,795

TOTAL LIABILITIES LESS OTHER ASSETS (-1.6%)                                                                        (957,829)
                                                                                                              -------------
TOTAL NET ASSETS (100.0%)                                                                                     $  60,590,966
                                                                                                              =============


(1) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(2) REPRESENTS A STEP BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD
    AS OF SEPTEMBER 30, 2008.
(3) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(4) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.


                                                ACCESSOR U.S. GOVERNMENT MONEY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

U.S. AGENCY BONDS (86.1%)
FEDERAL FARM CREDIT BANK (FFCB) (12.2%)
FFCB(1)                                                           1.938%         01/02/2009     $  70,000,000         $  70,008,951
FFCB(1)                                                           2.591%         07/01/2009        20,000,000            19,998,099
FFCB(1)                                                           3.088%         07/20/2009        50,000,000            50,000,000
                                                                                                                      -------------
                                                                                                                        140,007,050
FEDERAL HOME LOAN BANK (FHLB) (25.3%)
FHLB                                                              2.260%         10/17/2008        25,000,000            25,000,453
FHLB                                                              2.200%         10/23/2008        25,000,000            25,000,812
FHLB                                                              3.625%         11/14/2008        25,000,000            25,040,170
FHLB(1)                                                           2.580%         12/01/2008        50,000,000            50,000,000
FHLB                                                              2.500%         01/22/2009        20,000,000            20,009,485
FHLB(1)                                                           2.629%         01/23/2009        50,000,000            50,014,937
FHLB                                                              2.830%         03/03/2009        25,000,000            25,000,000
FHLB(1)                                                           2.388%         03/13/2009        30,000,000            29,963,464
FHLB                                                              2.350%         03/25/2009        16,000,000            16,000,000
FHLB                                                              3.625%         10/02/2009        25,000,000            25,000,000
                                                                                                                      -------------
                                                                                                                        291,029,321
FEDERAL HOME LOAN BANK (FHLB) - DISCOUNT NOTE (15.6%)
FHLB(2)                                                           2.363%         10/14/2008        30,000,000            29,974,433
FHLB(2)                                                           2.414%         11/03/2008        30,000,000            29,934,000
FHLB(2)                                                           2.542%         12/15/2008        30,000,000            29,842,500
FHLB(2)                                                           2.551%         01/02/2009        30,000,000            29,804,700
FHLB(2)                                                           2.807%         01/09/2009        30,000,000            29,769,167
FHLB(2)                                                           2.838%         02/10/2009        30,000,000            29,692,000
                                                                                                                      -------------
                                                                                                                        179,016,800
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (3.7%)
FHLMC                                                             3.375%         04/15/2009        17,125,000            17,164,662
FHLMC                                                             3.200%         07/03/2009        25,000,000            25,000,000
                                                                                                                     -------------
                                                                                                                        42,164,662
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - DISCOUNT NOTES (9.7%)
FHLMC(2)                                                          2.850%         01/20/2009        30,000,000            29,740,075
FHLMC(2)                                                          2.706%         02/02/2009        32,544,000            32,244,704
FHLMC(2)                                                          2.810%         02/17/2009        25,000,000            24,732,618
FHLMC(2)                                                          2.709%         02/23/2009        25,000,000           (24,731,146
                                                                                                                      -------------
                                                                                                                        111,448,543
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - DISCOUNT NOTE (14.8%)
FNMA(2)                                                           2.349%         10/02/2008        30,000,000           (29,998,050
FNMA(2)                                                           2.096%         10/08/2008        21,080,000           (21,071,495
FNMA(2)                                                           2.509%         11/18/2008        30,000,000           (29,900,400
FNMA(2)                                                           2.531%         11/24/2008        30,000,000           (29,887,050
FNMA(2)                                                           2.650%         12/08/2008        29,753,000           (29,605,194
FNMA(2)                                                           2.714%         12/22/2008        30,000,000           (29,816,183
                                                                                                                      -------------
                                                                                                                        170,278,372


                                                ACCESSOR U.S. GOVERNMENT MONEY FUND
                                                      SCHEDULE OF INVESTMENTS
                                               AS OF SEPTEMBER 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                                        RATE             DATE            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE CORP (FNMA) (4.8%)
FNMA                                                              5.250%         01/15/2009     $  55,000,000        $   55,423,806
                                                                                                                     --------------

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $989,368,554)                                                                  989,368,554
                                                                                                                     --------------

SHORT-TERM INVESTMENTS (16.0%)
G.X. CLARKE & CO. REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $20,000,222
by a U.S. Government Treasury Security)(3)                        0.400%         10/01/2008        20,000,000            20,000,000


STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $43,263,694
by a U.S. Government Agency Security)(3)                          1.410%         10/01/2008        43,262,000            43,262,000


UBS REPURCHASE AGREEMENT DATED
09/30/2008 (Repurchase value $120,002,500
by a U.S. Government Agency Security)(3)                          0.750%         10/01/2008       120,000,000           120,000,000
                                                                                                                     --------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $183,262,000)                                                             183,262,000
                                                                                                                     --------------

TOTAL INVESTMENTS (102.1%) (IDENTIFIED COST $1,172,630,554)(4)                                                        1,172,630,554

TOTAL LIABILITIES LESS OTHER ASSETS (-2.1%)                                                                             (23,869,365)
                                                                                                                     --------------
TOTAL NET ASSETS (100.0%)                                                                                            $1,148,761,189
                                                                                                                     ==============


(1) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2008.
(2) RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(3)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(4)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                               ACCESSOR INCOME ALLOCATION FUND
                                    SCHEDULE OF INVESTMENTS
                              AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION     SHARES        VALUE
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (98.6%)
FORWARD FUNDS (98.6%)
Accessor High Yield Bond(1)                                        20.2%       383,977   $ 3,451,950
Accessor Intermediate Fixed-Income(1)                              27.0%       480,641     4,623,771
Accessor Mortgage Securities(1)                                    25.0%       356,233     4,267,671
Accessor Short-Intermediate Fixed-Income(1)                        19.6%       343,555     3,359,968
Accessor U.S. Government Money(1)                                   6.8%     1,165,497     1,165,497
                                                                                         -----------
                                                                                          16,868,857

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,161,946)                                  16,868,857
                                                                                         -----------

----------------------------------------------------------------------------------------------------
                                              INTEREST      MATURITY        PRINCIPAL
DESCRIPTION                                     RATE          DATE            AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.2%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $208,008
collateralized by a U.S. Government
Agency Security)(2)                            1.410%      10/01/2008       S  208,000       208,000
                                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $208,000)                                      208,000
                                                                                         -----------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $19,369,946)(3)                                17,076,857

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                    28,631
                                                                                         -----------
TOTAL NET ASSETS (100.0%)                                                                $17,105,488
                                                                                         ===========

(1) REPRESENTS ADVISOR CLASS SHARES.
(2) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                          ACCESSOR INCOME & GROWTH ALLOCATION FUND
                                 SCHEDULE OF INVESTMENTS
                           AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION     SHARES        VALUE
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (96.1%)
FORWARD FUNDS (96.1%)
Accessor Growth(1)                                                  6.2%       112,652   $ 2,533,554
Accessor High Yield Bond(1)                                        12.1%       553,644     4,977,262
Accessor Intermediate Fixed-Income(1)                              15.7%       667,393     6,420,316
Accessor International Equity(1)                                    8.5%       229,232     3,500,369
Accessor Mortgage Securities(1)                                    14.9%       510,645     6,117,524
Accessor Short-Intermediate Fixed-Income(1)                        11.9%       500,685     4,896,699
Accessor Small to Mid Cap(1)                                        4.2%        70,528     1,734,986
Accessor Strategic Alternatives                                    10.2%       370,670     4,184,868
Accessor U.S. Government Money(1)                                   6.2%     2,525,000     2,525,000
Accessor Value(1)                                                   6.2%       139,635     2,549,730
                                                                                         -----------
                                                                                          39,440,308

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,432,791)                                  39,440,308
                                                                                         -----------

----------------------------------------------------------------------------------------------------
                                              INTEREST      MATURITY        PRINCIPAL
DESCRIPTION                                     RATE          DATE            AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.7%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $692,027
collateralize by a U.S. Government
Agency Security)(2)                             1.410%     10/01/2008       $  692,000       692,000
                                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $692,000)                                      692,000
                                                                                         -----------

TOTAL INVESTMENTS 97.8% IDENTIFIED COST $44,124,791(3)                                    40,132,308

TOTAL OTHER ASSETS LESS LIABILITIES (2.2%)                                                   913,929
                                                                                         -----------
TOTAL NET ASSETS (100.0%)                                                                $41,046,237
                                                                                         ===========

(1) REPRESENTS ADVISOR CLASS SHARES.
(2) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                                 ACCESSOR BALANCED ALLOCATION FUND
                                       SCHEDULE OF INVESTMENTS
                                AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION     SHARES        VALUE
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (99.5%)
FORWARD FUNDS (99.5%)
Accessor Growth(1)                                                11.0%        557,350   $ 12,534,800
Accessor High Yield Bond(1)                                        9.0%      1,141,067     10,258,189
Accessor Intermediate Fixed-Income(1)                             12.0%      1,411,968     13,583,128
Accessor International Equity(1)                                  12.7%        943,110     14,401,294
Accessor Mortgage Securities(1)                                   11.7%      1,105,493     13,243,809
Accessor Short-Intermediate Fixed-Income(1)                        8.9%      1,026,565     10,039,801
Accessor Small to Mid Cap(1)                                       7.1%        328,485      8,080,731
Accessor Strategic Alternatives                                   10.5%      1,056,573     11,928,714
Accessor U.S. Government Money(1)                                  5.7%      6,455,232      6,455,232
Accessor Value(1)                                                 10.9%        677,963     12,379,609
                                                                                         ------------
                                                                                          112,905,307

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $123,881,722)                                 112,905,307
                                                                                         ------------

----------------------------------------------------------------------------------------------------
                                              INTEREST      MATURITY         PRINCIPAL
DESCRIPTION                                     RATE          DATE            AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.5%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $599,023
collateralize by a U.S. Government
Agency Security)(2)                            1.410%      10/01/2008       $  599,000        599,000
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $599,000)                                       599,000
                                                                                         ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $124,480,722)(3)                              113,504,307

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                     49,794
                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                $113,554,101
                                                                                         ============

(1) REPRESENTS ADVISOR CLASS SHARES.
(2) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                           ACCESSOR GROWTH & INCOME ALLOCATION FUND
                                  SCHEDULE OF INVESTMENTS
                             AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION     SHARES        VALUE
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (100.1%)
FORWARD FUNDS (100.1%)
Accessor Growth(1)                                                13.5%        765,035   $ 17,205,637
Accessor High Yield Bond(1)                                        7.3%      1,026,158      9,225,164
Accessor Intermediate Fixed-Income(1)                              9.3%      1,228,089     11,814,214
Accessor International Equity(1)                                  16.6%      1,385,538     21,157,164
Accessor Mortgage Securities(1)                                    9.7%      1,032,254     12,366,399
Accessor Short-Intermediate Fixed-Income(1)                       10.2%      1,325,560     12,963,972
Accessor Small to Mid Cap(1)                                       8.6%        444,705     10,939,738
Accessor Strategic Alternatives                                   10.8%      1,216,791     13,737,565
Accessor U.S. Government Money(1)                                  0.4%        500,000        500,000
Accessor Value(1)                                                 13.7%        952,339     17,389,701
                                                                                         ------------
                                                                                          127,299,554

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $138,567,238)                                 127,299,554
                                                                                         ------------


----------------------------------------------------------------------------------------------------
                                              INTEREST     MATURITY         PRINCIPAL
DESCRIPTION                                     RATE         DATE            AMOUNT         VALUE
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.0%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $77,003
collateralized by a U.S. Government
Agency Security)(2)                           1.410%     10/01/2008         $   77,000         77,000
                                                                                         ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $77,000)                                         77,000
                                                                                         ------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $138,644,238)(3)                              127,376,554

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                  (190,674)
                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                $127,185,880
                                                                                         ============

(1) REPRESENTS ADVISOR CLASS SHARES.
(2) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                               ACCESSOR GROWTH ALLOCATION FUND
                                    SCHEDULE OF INVESTMENTS
                             AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION     SHARES        VALUE
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (100.4%)
FORWARD FUNDS (100.4%)
Accessor Growth(1)                                                19.0%      1,036,486   $ 23,310,573
Accessor High Yield Bond(1)                                        3.6%        488,272      4,389,565
Accessor Intermediate Fixed-Income(1)                              5.1%        653,990      6,291,380
Accessor International Equity(1)                                  21.3%      1,713,185     26,160,339
Accessor Mortgage Securities(1)                                    4.5%        458,170      5,488,878
Accessor Short-Intermediate Fixed-Income(1)                        3.9%        484,264      4,736,103
Accessor Small to Mid Cap(1)                                      12.4%        616,592     15,168,165
Accessor Strategic Alternatives                                   10.6%      1,152,711     13,014,102
Accessor U.S. Government Money(1)                                  1.2%      1,450,000      1,450,000
Accessor Value(1)                                                 18.8%      1,263,363     23,069,002
                                                                                         ------------
                                                                                          123,078,107

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $130,663,089)                                 123,078,107
                                                                                         ------------

----------------------------------------------------------------------------------------------------
                                              INTEREST    MATURITY           PRINCIPAL
DESCRIPTION                                     RATE        DATE              AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.2%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $222,009
collateralized by a U.S. Government
Agency Security)(2)                           1.410%     10/01/2008         $  222,000        222,000
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $222,000)                                       222,000
                                                                                         ------------

TOTAL INVESTMENTS (100.6%) (IDENTIFIED COST $130,885,089)(3)                              123,300,107

TOTAL LIABILITIES LESS OTHER ASSETS (-0.6%)                                                  (782,829)
                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                $122,517,278
                                                                                         ============

(1) REPRESENTS ADVISOR CLASS SHARES.
(2) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                        ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                                  SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
DESCRIPTION                                                     ALLOCATION     SHARES        VALUE
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (99.3%)
FORWARD FUNDS (99.3%)
Accessor Growth(1)                                                 22.9%       615,094   $13,833,464
Accessor International Equity(1)                                   25.9%     1,026,217    15,670,330
Accessor Small to Mid Cap(1)                                       15.3%       376,045     9,250,696
Accessor Strategic Alternatives                                    11.2%       597,637     6,747,317
Accessor U.S. Government Money(1)                                   0.0%            34            34
Accessor Value(1)                                                  24.0%       796,278    14,540,041
                                                                                         -----------
                                                                                          60,041,882

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,805,021)                                  60,041,882
                                                                                         -----------


----------------------------------------------------------------------------------------------------
                                              INTEREST    MATURITY           PRINCIPAL
DESCRIPTION                                     RATE        DATE              AMOUNT        VALUE
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.7%)
STATE STREET REPURCHASE AGREEMENT
DATED 09/30/2008 (Repurchase value $426,017
collateralized by a U.S. Government
Agency Security)(2)                           1.410%     10/01/2008         $  426,000       426,000
                                                                                         -----------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $426,000)                                      426,000
                                                                                         -----------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $64,231,021)(3)                               60,467,882

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                   (19,051)
                                                                                         -----------
TOTAL NET ASSETS (100.0%)                                                                $60,448,831
                                                                                         ===========

(1) REPRESENTS ADVISOR CLASS SHARES.
(2) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM N-Q FOR FURTHER INFORMATION.

                          NOTES to Form N-Q (Unaudited)
                    For the period ending September 30, 2008

1. ORGANIZATION
         Forward Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of diversified funds and non-diversified funds. This report covers the 16 diversified funds and 2 non-diversified funds of the Accessor Funds series, consisting of the following twelve Funds: Accessor Growth Fund, Accessor Value Fund, and Accessor Small to Mid Cap Fund (the "Equity Funds"), Accessor International Equity Fund (the "International Fund"), Accessor High Yield Bond Fund, Accessor Intermediate Fixed Income Fund, Accessor Short-Intermediate Fixed-Income Fund and Accessor Mortgage Securities Fund, (the "Bond Funds"), Accessor Limited Duration U.S. Government Fund ("Limited Duration Fund"), Accessor Total Return Fund, Accessor Strategic Alternatives Fund, and Accessor U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Forward Funds is a Delaware statutory trust that acquired the Accessor Funds series on September 1, 2008 in a reorganization of Accessor Funds, Inc. Each Accessor Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration Fund, U.S. Government Money Fund, Total Return Fund and Strategic Alternatives Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The U.S. Government Money Fund also offers Institutional Class Shares. The Limited Duration Fund, Total Return Fund and Strategic Alternatives Fund offer one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. SECURITY VALUATION
         Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. Eastern Time. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.
         The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed-income securities do not trade each day and thus the last sale or bid price are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including qualified broker quotes, when such prices are believed by Forward Management or the appropriate Money Manager to reflect the fair value of such securities. To the extent that such fixed income securities do not trade each day and last sale or bid prices are not available, the Board of Trustees has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money Fund are valued at amortized cost and short-term debt securities maturing in 60 days or less held by other funds may be valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds, Total Return Fund or Strategic Alternatives Fund in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund with the exception of exchange-traded open-end investment companies which are priced as equity securities as stated above.
         An investment for which a price is not readily available as described above is valued at its fair value as determined in good faith in accordance with procedures adopted by the Forward Funds' Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when
(i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager (as defined in Note 3) believes a market quotation from a pricing service or a broker dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Forward Funds' Board of Trustees. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board of Trustees from the previous trading day's closing level and other criteria have been met, the Board of Trustees has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds' portfolios were priced using fair value procedures than in prior periods. At September 30, 2008, $588,321 or 0.8% of the net assets of the Accessor Mortgage Securities Fund, $2,617,253 or 3.6% of the net assets of the Accessor Intermediate Fixed-Income Fund and $2,691,715 or 5.5% of the net assets of the Accessor Short-Intermediate Fixed-Income Fund were fair valued, which incorporated the use of broker quotes. Information relating to fair valued securities held at September 30, 2008, is detailed in the Schedules of Investments, as applicable.
         Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Funds' financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:
o Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
o Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
o Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

         As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at September 30, 2008:

---------------------------------------------------------------------------------------------------------
       INVESTMENTS IN SECURITIES                 LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
---------------------------------------------------------------------------------------------------------
Accessor Growth                             $ 111,998,479   $          --     $        --  $  111,998,479
Accessor Value                                100,358,798              --              --     100,358,798
Accessor Small to Mid Cap                     190,893,702              --              --     190,893,702
Accessor International Equity                 143,809,878              --              --     143,809,878
Accessor Total Return                          37,377,344       5,108,213              --      42,485,557
Accessor Strategic Alternatives                72,383,844      26,716,153      18,506,400     117,606,397
Accessor High Yield Bond                          421,000      58,309,438              --      58,730,438
Accessor Intermediate Fixed-Income              1,087,000      74,279,230       2,882,957      78,249,187
Accessor Short-Intermediate Fixed-Income           90,985      43,401,056       2,499,761      45,991,802
Accessor Mortgage Securities                    1,849,000      74,153,994              --      76,002,994
Accessor Limited Duration U.S. Government       5,582,000      55,966,795                      61,548,795
Accessor U.S. Government Money                183,262,000     989,368,554              --   1,172,630,554
Accessor Income Allocation                     17,076,857              --              --      17,076,857
Accessor Income & Growth Allocation            40,132,308              --              --      40,132,308
Accessor Balanced Allocation                  113,504,307              --              --     113,504,307
Accessor Growth & Income Allocation           127,376,554              --              --     127,376,554
Accessor Growth Allocation                    123,300,107              --              --     123,300,107
Accessor Aggressive Growth Allocation          60,467,882              --              --      60,467,882

---------------------------------------------------------------------------------------------------------
      OTHER FINANCIAL INSTRUMENTS*               LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
---------------------------------------------------------------------------------------------------------
Accessor International Equity               $       2,792   $          --     $            $        2,792
Accessor Intermediate Fixed-Income                (78,465)     (1,274,221)             --      (1,352,686)
Accessor Short-Intermediate Fixed-Income          106,547      (8,513,536)             --      (8,406,989)
Accessor Mortgage Securities                       29,668      12,549,690              --      12,579,358

*OTHER FINANCIAL INSTRUMENTS INCLUDE TBAS, FUTURES, FORWARDS OR WRITTEN OPTIONS.

         The  following  is  a  reconciliation   of  the  investments  in  which
significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------
                                                               INVESTMENTS IN
ACCESSOR STRATEGIC ALTERNATIVES FUND                             SECURITIES
-----------------------------------------------------------------------------
Beginning Balance as of 6/30/08                                 $         --
Accrued discounts/premiums                                                --
Realized gain/(loss)                                                      --
Change in unrealized appreciation/(depreciation)                   1,506,400
Net purchase/sales                                                17,000,000
Net transfers in/and or out of Level 3                                    --
                                                                ------------
ENDING BALANCE AS OF 9/30/08                                    $ 18,506,400
                                                                ============

-----------------------------------------------------------------------------
                                                               INVESTMENTS IN
ACCESSOR INTERMEDIATE FIXED-INCOME FUND                          SECURITIES
-----------------------------------------------------------------------------
Beginning Balance as of 6/30/08                                 $  2,206,136
Accrued discounts/premiums                                             1,980
Realized gain/(loss)                                                     256
Change in unrealized appreciation/(depreciation)                     (72,667)
Net purchase/sales                                                    18,327
Net transfers in/and or out of Level 3                               728,925
                                                                ------------
ENDING BALANCE AS OF 9/30/08                                    $  2,882,957
                                                                ============

-----------------------------------------------------------------------------
                                                               INVESTMENTS IN
ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND                    SECURITIES
-----------------------------------------------------------------------------
Beginning Balance as of 6/30/08                                 $  1,537,597
Accrued discounts/premiums                                           (12,414)
Realized gain/(loss)                                                      --
Change in unrealized appreciation/(depreciation)                     442,643
Net purchase/sales                                                    (6,081)
Net transfers in/and or out of Level 3                               538,016
                                                                ------------
ENDING BALANCE AS OF 9/30/08                                    $  2,499,761
                                                                ============

3. SECURITY TRANSACTIONS AND INVESTMENT INCOME
         Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4. FOREIGN CURRENCY TRANSACTIONS
         The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are denominated in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

         The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
         The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5. OFF-BALANCE SHEET RISK
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course if investing activities and to assist in managing exposure to market risks such as interest rate and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
         The notional or contractual amounts of these instruments represent the investment the Funds have in particular class of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. FUTURES CONTRACTS
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
         When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
         The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

         The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS TRANSACTIONS
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
         When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.
         When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
         The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

The following table summarizes the written options for the period ended September 30, 2008.

-------------------------------------------------------------------------------
            FUND                           NUMBER OF CONTRACTS        PREMIUM
-------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME
Options outstanding, June 30, 2008                      32          $    17,420
Options written                                         --                   --
Options expired                                        (32)             (17,420)
Options exercised                                       --                   --
Options closed                                          --                   --
                                               ------------         -----------
Options outstanding, September 30, 2008                 --          $        --
                                               ============         ===========

SHORT-INTERMEDIATE FIXED-INCOME
Options outstanding, June 30, 2008                      28          $    15,243
Options written                                         --                   --
Options expired                                        (28)             (15,243)
Options exercised                                       --                   --
Options closed                                          --                   --
                                               ------------         -----------
Options outstanding, September 30, 2008                 --          $        --
                                               ============         ===========

9. FORWARD COMMITMENTS
         The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
         Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
         Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

10. COLLATERALIZED DEBT OBLIGATIONS
         The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

11. STRIPPED MORTGAGE-BACKED SECURITIES
         Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

12. REVERSE REPURCHASE AGREEMENTS
         A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

13. REPURCHASE AGREEMENTS
         The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Set forth below is the collateral for each Fund's Repurchase Agreement(s) on September 30, 2008:

-------------------------------------------------------------------------------------------------------------------------------
                                                                             COLLATERAL
-------------------------------------------------------------------------------------------------------------------------------
                                            ISSUER OF
                                            REPURCHASE                                      INTEREST    MATURITY       MARKET
                 FUND                       AGREEMENT      ISSUER(S)              PAR         RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
Accessor Growth                          State Street Bank   FNMA             $1,030,000      0.000%     3/19/09     $1,019,700
Accessor Value                           State Street Bank   FNMA              1,750,000      0.000%     3/19/09      1,732,500
Accessor Small to Mid Cap                State Street Bank   FNMA              1,840,000      0.000%     3/19/09      1,821,600
Accessor International Equity            State Street Bank   FNMA              1,290,000      0.000%     3/19/09      1,277,100
Accessor Total Return                    State Street Bank   FNMA                610,000      0.000%     3/19/09        603,900
Accessor Strategic Alternatives          State Street Bank   FNMA                435,000      6.000%     4/18/36        466,337
Accessor High Yield Bond                 State Street Bank   FNMA                405,000      6.000%     4/18/36        434,176
Accessor Intermediate Fixed-Income       State Street Bank   FNMA              1,120,000      0.000%     3/19/09      1,108,800
Accessor Short-Intermediate Fixed-       State Street Bank   FNMA                 85,000      6.000%     4/18/36         91,123
   Income
Accessor Mortgage Securities             State Street Bank   FNMA              1,910,000      0.000%     3/19/09      1,890,900
Accessor Limited Duration U.S.
   Government                            State Street Bank   FNMA              5,755,000      0.000%     3/19/09      5,697,450
Accessor U.S. Government Money           State Street Bank   FNMA             44,405,000      0.000%    12/15/08     44,127,469
                                                             U.S. Treasury
                                         G.X. Clarke & Co.   Note             18,980,000      4.750%     2/15/37     20,414,847
                                                UBS          FHLB            121,945,000      4.018%      1/6/10    122,424,444
Accessor Income Allocation               State Street Bank   FNMA                200,000      6.000%     4/18/36        214,408
Accessor Income &
   Growth Allocation                     State Street Bank   FNMA                715,000      0.000%     3/19/09        707,850
Accessor Balanced Allocation             State Street Bank   FNMA                620,000      0.000%     3/19/09        613,800
Accessor Growth & Income
   Allocation                            State Street Bank   FNMA                 75,000      6.000%     4/18/36         80,403
Accessor Growth Allocation               State Street Bank   FNMA                215,000      6.000%     4/18/36        230,489
Accessor Aggressive
   Growth Allocation                     State Street Bank   FNMA                410,000      6.000%     4/18/36        439,536

14. ILLIQUID OR RESTRICTED SECURITIES
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at September 30, 2008, is detailed in the Schedules of Investments, as applicable.
         Each Fund (except the Allocation Funds) may invest a portion of its net assets not to exceed 15% in securities that are illiquid (except the Money Fund, which may not exceed 10%). Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees.

15. TAX COST
         The identified cost for federal income tax purposes of investments owned by each Fund, excluding TBAs, their respective gross unrealized
appreciation/(depreciation),       and      resulting       net       unrealized
appreciation/(depreciation) at September 30, 2008 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                              GROSS               GROSS            NET UNREALIZED
                                           IDENTIFIED       UNREALIZED          UNREALIZED          APPRECIATION
                                              COST         APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Accessor Growth                          $ 119,080,520      $ 5,682,240       $ (12,764,281)       $ (7,082,041)
Accessor Value                             115,887,807        4,418,011         (19,947,020)        (15,529,009)
Accessor Small to Mid Cap                  211,823,492       13,568,502         (34,498,292)        (20,929,790)
Accessor International Equity              190,670,665        5,443,257         (52,304,044)        (46,860,787)
Accessor Total Return                       46,805,979          249,268          (4,569,690)         (4,320,422)
Accessor Strategic Alternatives            123,373,890        2,157,547          (7,925,040)         (5,767,493)
Accessor High Yield Bond                    66,183,888           94,720          (7,548,170)         (7,453,450)
Accessor Intermediate Fixed-Income          90,661,079          907,067         (13,318,959)        (12,411,892)
Accessor Short-Intermediate
Fixed Income                                57,126,089          552,674         (11,686,961)        (11,134,287)
Accessor Mortgage Securities                77,596,381          778,782          (2,372,169)         (1,593,387)
Accessor Limited Duration U.S.
Government                                  61,270,024          371,210             (92,439)            278,771

ACCESSOR ALLOCATION FUNDS

Accessor Income Allocation                  19,369,946               --          (2,293,089)         (2,293,089)
Accessor  Income & Growth
Allocation                                  44,124,791        1,117,817          (5,110,300)         (3,992,483)
Accessor Balanced Allocation               124,480,722        3,704,884         (14,681,299)        (10,976,415)
Accessor Growth & Income
Allocation                                 138,644,238        5,561,786         (16,829,470)        (11,267,684)
Accessor Growth Allocation                 130,885,089        6,204,838         (13,789,820)         (7,584,982)
Accessor Aggressive Growth
Allocation                                  64,231,021        3,281,066          (7,044,205)         (3,763,139)

16. AFFILIATED COMPANIES
         Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following represents the activity for the quarter end September 30, 2008:

------------------------------------------------------------------------------------------------------------------------------------
                                                              PURCHASE                       DIVIDEND       9/30/08       12/31/2007
                                                                COST         SALES COST       INCOME         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ACCESSOR STRATEGIC ALTERNATIVES FUND
INVESTMENT COMPANIES

    Accessor U.S. Government Money(1)                        $ 7,500,000    $14,000,000    $    49,974    $ 4,500,000    $        --
                                                             -----------    -----------    -----------    -----------    -----------
TOTAL                                                        $ 7,500,000    $14,000,000    $    49,974    $ 4,500,000    $        --

ACCESSOR INCOME ALLOCATION FUND
INVESTMENT COMPANIES

    Accessor High Yield Bond(1)                              $        --    $        --    $    80,224    $ 3,451,950    $ 3,564,456
    Accessor Intermediate Fixed-Income(1)                             --             --         72,552      4,623,771      4,334,874
    Accessor Short-Intermediate Fixed-Income(1)                       --             --         54,724      3,359,968      4,549,443
    Accessor Mortgage Securities(1)                                   --             --         48,176      4,267,671      3,723,132
    Accessor U.S. Government Money(1)                                 --             --          5,350      1,165,497      1,065,497
                                                             -----------    -----------    -----------    -----------    -----------
TOTAL                                                        $        --    $        --    $   261,026    $16,868,857    $17,237,402

ACCESSOR INCOME & GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

    Accessor Growth(1)                                       $        --    $   200,000    $     1,362    $ 2,533,554    $ 4,021,305
    Accessor Value(1)                                                 --             --         10,796      2,549,730      3,623,890
    Accessor Small to Mid Cap(1)                                 300,000             --             --      1,734,986      1,625,668
    Accessor International Equity(1)                             800,000             --         89,236      3,500,369      5,569,033
    Accessor Strategic Alternatives                              200,000             --         12,294      4,184,868             --
    Accessor High Yield Bond(1)                                       --             --        115,673      4,977,262      5,734,801
    Accessor Intermediate Fixed-Income(1)                             --        300,000        102,367      6,420,316      7,098,672
    Accessor Short-Intermediate Fixed-Income(1)                       --             --         79,753      4,896,699      6,580,147
    Accessor Mortgage Securities(1)                              300,000        700,000         71,346      6,117,524      5,842,595
    Accessor U.S. Government Money(1)                          1,000,000        775,000         12,359      2,525,000        437,177
                                                             -----------    -----------    -----------    -----------    -----------
TOTAL                                                        $ 2,600,000    $ 1,975,000    $   495,186    $39,440,308    $40,533,288

(1)Represents Advisor Class Shares.

------------------------------------------------------------------------------------------------------------------------------------
                                                          PURCHASE                        DIVIDEND         9/30/08       12/31/2007
                                                            COST         SALES COST        INCOME           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ACCESSOR BALANCED ALLOCATION FUND
INVESTMENT COMPANIES
    Accessor Growth(1)                                  $         --    $  1,100,000    $      6,739    $ 12,534,800    $ 19,986,466
    Accessor Value(1)                                             --         750,000          52,420      12,379,609      18,757,146
    Accessor Small to Mid Cap(1)                           2,400,000              --              --       8,080,731       9,004,526
    Accessor International Equity(1)                         950,000              --         458,199      14,401,294      24,161,775
    Accessor Strategic Alternatives                          250,000              --          35,042      11,928,714              --
    Accessor High Yield Bond(1)                                   --              --         238,403      10,258,189      12,713,240
    Accessor Intermediate Fixed-Income(1)                         --              --         213,134      13,583,128      12,669,831
    Accessor Short-Intermediate Fixed-Income(1)                   --              --         163,519      10,039,801      11,634,509
    Accessor Mortgage Securities(1)                               --              --         149,505      13,243,809       9,653,411
    Accessor U.S. Government Money(1)                      1,500,000       2,000,000          32,173       6,455,232       1,500,232
                                                        ------------    ------------    ------------    ------------    ------------
TOTAL                                                   $  5,100,000    $  3,850,000    $  1,349,134    $112,905,307    $120,081,136

ACCESSOR GROWTH & INCOME ALLOCATION FUND
INVESTMENT COMPANIES

    Accessor Growth(1)                                  $         --    $  2,250,000    $      9,250    $ 17,205,637    $ 30,930,649
    Accessor Value(1)                                             --       2,000,000          73,634      17,389,701      28,220,090
    Accessor Small to Mid Cap(1)                           2,450,000         550,000              --      10,939,738      14,326,419
    Accessor International Equity(1)                         550,000         500,000         673,007      21,157,164      40,483,560
    Accessor Strategic Alternatives                               --       1,000,000          40,356      13,737,565              --
    Accessor High Yield Bond(1)                                   --         600,000         214,395       9,225,164      11,601,942
    Accessor Intermediate Fixed-Income(1)                    300,000              --         183,752      11,814,214      11,868,480
    Accessor Short-Intermediate Fixed-Income(1)                   --         700,000         211,146      12,963,972      15,627,143
    Accessor Mortgage Securities(1)                               --              --         139,600      12,366,399       6,244,451
    Accessor U.S. Government Money(1)                        500,000       3,550,000          14,315         500,000          20,815
                                                        ------------    ------------    ------------    ------------    ------------
TOTAL                                                   $  3,800,000    $ 11,150,000    $  1,559,455    $127,299,554    $159,323,549

ACCESSOR GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

    Accessor Growth(1)                                  $    950,000    $  1,250,000    $     12,008    $ 23,310,573    $ 37,339,394
    Accessor Value(1)                                        500,000       1,600,000          95,464      23,069,002      33,899,321
    Accessor Small to Mid Cap(1)                           3,400,000         350,000              --      15,168,165      16,473,627
    Accessor International Equity(1)                              --              --         832,331      26,160,339      47,350,902
    Accessor Strategic Alternatives                               --         750,000          40,476      13,014,102              --
    Accessor High Yield Bond(1)                                   --         400,000         102,015       4,389,565       8,286,395
    Accessor Intermediate Fixed-Income(1)                         --              --          98,718       6,291,380       1,090,704
    Accessor Short-Intermediate Fixed-Income(1)                   --              --          77,137       4,736,103       4,710,296
    Accessor Mortgage Securities(1)                               --         650,000          69,233       5,488,878       3,754,401
    Accessor U.S. Government Money(1)                        400,000       1,100,000          10,174       1,450,000              --
                                                        ------------    ------------    ------------    ------------    ------------
TOTAL                                                   $  5,250,000    $  6,100,000    $  1,337,556    $123,078,107    $152,905,040

(1)Represents Advisor Class Shares.

------------------------------------------------------------------------------------------------------------------------------------
                                                          PURCHASE                        DIVIDEND        9/30/08        12/31/2007
                                                            COST         SALES COST        INCOME          VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

    Accessor Growth(1)                                   $        --     $   800,000     $     7,437     $13,833,464     $20,884,255
    Accessor Value(1)                                             --       1,200,000          61,567      14,540,041      19,287,628
    Accessor Small to Mid Cap(1)                             600,000         300,000              --       9,250,696       9,575,478
    Accessor International Equity(1)                       2,450,000         250,000         460,840      15,670,330      29,130,294
    Accessor Strategic Alternatives                               --              --          19,821       6,747,317              --
    Accessor U.S. Government Money(1)                             --              --              --              34              34
                                                         -----------     -----------     -----------     -----------     -----------
TOTAL                                                    $ 3,050,000     $ 2,550,000     $   549,665     $60,041,882     $78,877,689

(1)Represents Advisor Class Shares.

17. ACCOUNTING PRONOUNCEMENTS
         In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

18. U.S.  DEPARTMENT  OF THE  TREASURY'S  TEMPORARY  GUARANTEE  PROGRAM
         The Forward Funds' Board of Trustees approved the participation by the Accessor U.S. Government Money Fund (the "Fund") in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program insures shares held by money market fund investors as of the close of business on September 19, 2008 against loss in the event that a money market fund liquidates its holdings and shareholders receive less than $1.00 per share. The guarantee is triggered if the money market fund's net asset value per share falls below $0.995. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate, and the Trust, in consultation with the Fund's investment advisor, Forward Management, LLC, views the liquidation of the Fund as unlikely. The Program covers shareholders of the Fund for amounts they held as of the close of business on September 19, 2008. New accounts opened since September 19, 2008 and any increase in the number of shares held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. If shares held by a shareholder as of the close of business on September 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of the number of shares held by that shareholders as of September 19, 2008, or the number of shares held by that shareholder on the date the guarantee is called upon. If a shareholder closes their account after September 19, 2008, new investments by that shareholder in the Fund will not be guaranteed. Guarantee payments under the Program will not exceed the amount available to all participating money market funds within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. Currently, ESF assets are approximately $50 billion.
         The Program is designed to address temporary dislocations in the credit markets. The Program will operate through December 18, 2008. After the initial term, the Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009. Participation in the initial three months of the Program requires a payment to the U.S. Department of the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect. If the Program is extended, the Fund will consider whether to participate, and there is no assurance that the Fund will continue to participate in the

18. U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM(continued) Program. Participation in any extensions of the Program will require an additional payment by the Fund. Additional information about the program is available on the U.S. Department of the Treasury's website at www.ustreas.gov.




FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2 - CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS.

         Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Forward Funds

                             By:   /s/ J. ALAN REID, JR.
                                   ---------------------------------------------
                                   J. ALAN REID, JR., PRESIDENT & TRUSTEE

                             Date: November 24, 2008


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                             By:   /s/ J. ALAN REID, JR.
                                   ---------------------------------------------
                                   J. ALAN REID, JR., PRESIDENT & TRUSTEE

                             Date: November 24, 2008



                            By:    /s/ ERIC KLEINSCHMIDT
                                   ---------------------------------------------
                                   ERIC KLEINSCHMIDT, TREASURER

                            Date:  November 24, 2008